                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-6061
                     (Investment Company Act File Number)

                            Federated Index Trust

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 10/31/03

             Date of Reporting Period: Fiscal year ended 10/31/03

Item 1.     Reports to Stockholders

[Logo of Federated Investors]

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Class C Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 8.95	$10.25	$13.99	$13.63	$13.02
Income From Investment Operations:
Net investment income	0.04	0.05	0.06	0.12	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	3.70	(1.30)	(1.82)	1.84	1.43

TOTAL FROM INVESTMENT OPERATIONS	3.74	(1.25)	(1.76)	1.96	1.54

Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.08)	(0.10)	(0.11)
Distributions from net realized gain on investments and futures contracts	--	--	(1.90)	(1.50)	(0.82)

TOTAL DISTRIBUTIONS	(0.04)	(0.05)	(1.98)	(1.60)	(0.93)

Net Asset Value, End of Period	$12.65	$ 8.95	$10.25	$13.99	$13.63

Total Return[1]	41.96%	(12.31)%	(13.76)%	15.14%	12.43%

Ratios to Average Net Assets:

Expenses	0.89%	0.94%	1.05%	0.96%	0.93%

Net investment income	0.41%	0.46%	0.56%	0.85%	0.79%

Expense waiver/reimbursement[2]	0.44%	0.22%	0.13%	0.13%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$89,785	$61,495	$82,393	$101,330	$97,235

Portfolio turnover	48%	75%	56%	56%	47%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 8.85	$10.18	$13.91	$13.59	$13.00
Income From Investment Operations:
Net operating loss	(0.03)	(0.03)	(0.03)	(0.00)[1]	(0.00)[1]
Net realized and unrealized gain (loss) on investments and futures contracts	3.65	(1.30)	(1.80)	1.82	1.42

TOTAL FROM INVESTMENT OPERATIONS	3.62	(1.33)	(1.83)	1.82	1.42

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.01)
Distributions from net realized gain on investments and futures contracts	--	--	(1.90)	(1.50)	(0.82)

TOTAL DISTRIBUTIONS	--	--	(1.90)	(1.50)	(0.83)

Net Asset Value, End of Period	$12.47	$ 8.85	$10.18	$13.91	$13.59

Total Return[2]	40.90%	(13.06)%	(14.39)%	14.09%	11.44%

Ratios to Average Net Assets:

Expenses	1.77%	1.82%	1.93%	1.84%	1.81%

Net operating loss	(0.47)%	(0.41)%	(0.34)%	(0.06)%	(0.09)%

Expense waiver/reimbursement[3]	0.31%	0.09%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$8,643	$5,302	$5,375	$6,236	$4,252

Portfolio turnover	48%	75%	56%	56%	47%

1 Represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The fund's total return for Institutional and Class C Shares for the 12 months ended October 31, 2003 was 41.96% and 40.90% respectively, based on net asset value1 . The target index, Russell 2000 Index2 had a total return of 43.37% during the reporting period. Share class performance varied from the Russell 2000 Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity. It is important to note that transaction costs for small company stocks are much higher than that for large company stocks due to illiquidity factors, i.e., there are sometimes very few buyers and sellers of small company stocks.3

During the last 12 months, the U.S. stock prices rose sharply bringing an end to the bear market. Lower interest rates have especially helped to sustain the consumer sector, stimulating a strong housing market and consumer spending through mortgage refinancing activity. These positive factors in conjunction with tax cuts provided the necessary stimulus for a broader economic recovery. An equally important factor for the rise in stock prices was the improvement in corporate earnings.

Continuing the pattern of the previous year, large-capitalization stocks lagged medium and small-capitalization stocks. Compared to the 20.80% return from the S&P 5004 in the last 12 months, the Standard & Poor's (S&P) 400 Mid-Cap Index5 returned 30.73% and Russell 2000 Index returned 43.37% during the reporting period.

Small-cap value stocks (those with lower price-to-earnings (P/E) ratios) had lower returns than growth (higher P/E ratio) stocks, during the reporting period. The Russell 2000 Value Index6 returned 40.29% while the Russell 2000 Growth Index7 returned 46.56% during the reporting period.

During the last 12 months the strongest performing sectors in the Index were Telecommunication Services, Information Technology and Healthcare while the worst performing sectors were Energy, Consumer Staples and utilities.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price (i.e., less any applicable sales charge) for Class C shares was 38.50%. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

3 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

4 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

5 S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

6 Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

7 Russell 2000 Growth Index: Measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

GROWTH OF $25,000 INVESTMENT--INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Mini-Cap Index Fund (the "Fund") from October 31,1993 to October 31, 2003 compared to the Russell 2000 Index (RUS2).2

Average Annual Total Returns for the Period Ended 10/31/2003
1 Year	41.96%
5 Years	6.80%
10 Years	7.37%
Start of Performance (8/11/1992)	8.97%

GROWTH OF $25,000 AS OF OCTOBER 31, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RUS2 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The index is unmanaged.

GROWTH OF $10,000 INVESTMENT--CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mini-Cap Index Fund (the "Fund") from November 10, 1997 (start of performance) to October 31, 2003 compared to the Russell 2000 Index (RUS2).2

Average Annual Total Returns[3] for the Period Ended 10/31/2003
1 Year	38.50%
5 Years	5.71%
Start of Performance (11/10/1997)	2.05%

GROWTH OF $10,000 AS OF OCTOBER 31, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RUS2 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

October 31, 2003

Shares			Value
		COMMON STOCKS--93.3%[1]
		Consumer Discretionary--14.1%
1,579	[2]	1-800-FLOWERS.COM, Inc.	$16,501
1,151	[2]	4 Kids Entertainment, Inc.	28,142
1,400	[2]	A.C. Moore Arts & Crafts, Inc.	32,382
2,150		ADVO, Inc.	96,384
3,300		AMC Entertainment, Inc.	44,880
3,128	[2]	APAC Customer Services, Inc.	8,039
3,091		Aaron Rents, Inc.	67,693
900	[2]	Acme Communications, Inc.	7,497
1,400		Action Performance Cos., Inc.	28,672
1,526		Advanced Marketing Services, Inc.	17,473
2,000	[2]	Aeropostale, Inc.	61,700
1,300	[2]	Aftermarket Technology Co.	15,405
5,200	[2]	Alliance Gaming Corp.	126,100
3,600	[2]	Alloy Online, Inc.	16,128
500	[2]	Ambassadors Group, Inc.	9,530
200	[2]	America's Car-Mart, Inc.	6,170
5,500	[2]	American Eagle Outfitters, Inc.	87,945
6,500	[2]	American Greetings Corp., Class A	138,645
1,500	[2]	Ameristar Casinos, Inc.	31,680
4,675	[2]	AnnTaylor Stores Corp.	167,365
2,182		Applica, Inc.	16,103
1,729		Arctic Cat, Inc.	38,937
2,540	[2]	Argosy Gaming Corp.	60,452
900	[2]	Asbury Automotive Group, Inc.	15,300
2,617	[2]	Aztar Corp.	54,643
3,269	[2]	Bally Total Fitness Holding Corp.	21,772
1,196		Bandag, Inc.	43,774
1,100		Bassett Furniture Industries, Inc.	17,281
793	[2]	Beasley Broadcast Group, Inc., Class A	11,562
1,290	[2]	Beazer Homes USA, Inc.	128,355
631	[2]	bebe stores, Inc.	17,605
1,100	[2]	Big 5 Sporting Goods Corp.	20,537
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
700		Blair Corp.	$15,890
600	[2]	Blue Rhino Corp.	6,960
3,863		Bob Evans Farms, Inc.	114,190
2,636	[2]	Boca Resorts, Inc., Class A	35,586
3,500	[2]	Bombay Co., Inc.	46,130
3,396		Boyd Gaming Corp.	51,823
1,200		Brookfield Homes Corp.	25,980
1,700	[2]	Brookstone, Inc.	34,731
1,839		Brown Shoe Co., Inc.	63,629
724		Buckle, Inc.	16,225
2,000		Building Materials Holding Corp.	28,280
1,956		Burlington Coat Factory Warehouse	41,956
2,500	[2]	CEC Entertainment, Inc.	122,250
4,100	[2]	CKE Restaurants, Inc.	29,110
3,494	[2]	CSK Auto Corp.	59,922
678		CSS Industries, Inc.	18,299
1,300	[2]	California Pizza Kitchen, Inc.	24,180
6,900		Callaway Golf Co.	112,125
100	[2]	Carmike Cinemas, Inc.	3,199
2,700	[2]	Casual Male Retail Group, Inc.	24,030
3,800	[2]	Catalina Marketing Corp.	67,070
1,725		Cato Corp., Class A	36,397
5,498	[2]	Champion Enterprises, Inc.	39,036
1,200	[2]	Charlotte Russe Holdings, Inc.	16,140
12,471	[2]	Charming Shoppes, Inc.	81,685
29,900	[2]	Charter Communications, Inc., Class A	127,673
500	[2]	Cherokee, Inc.	10,000
1,300	[2]	Chicago Pizza & Brewery, Inc.	16,705
1,421	[2]	Children's Place Retail Stores, Inc.	42,772
2,080	[2]	Choice Hotels International, Inc.	68,682
3,725		Christopher & Banks Corp.	108,770
585		Churchill Downs, Inc.	22,476
1,425		Coachmen Industries, Inc.	22,216
1,062	[2]	Coldwater Creek, Inc.	13,148
1,700	[2]	Cole National Corp., Class A	37,587
3,356	[2]	Collins & Aikman Corp.	10,739
3,277	[2]	Concord Camera Corp.	42,077
6,900		Cooper Tire & Rubber Co.	135,654
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,450	[2]	Cost Plus, Inc.	$112,381
400		Courier Corp.	21,928
1,900	[2]	Cross Media Marketing Corp.	2
2,071	[2]	Crown Media Holdings, Inc., Class A	18,473
4,518	[2]	Cumulus Media, Inc., Class A	84,622
1,700	[2]	DHB Industries, Inc.	10,115
1,200	[2]	Dave & Buster's, Inc.	15,780
400		Deb Shops, Inc.	7,764
1,200	[2]	Department 56, Inc.	16,860
1,200	[2]	Dick's Sporting Goods, Inc.	55,176
1,600	[2]	Digital Generation Systems, Inc.	3,088
6,500		Dillards, Inc., Class A	105,105
700	[2]	Dominion Homes, Inc.	19,775
868		Dover Downs Gaming & Entertainment, Inc.	8,211
1,569		Dover Motorsports, Inc.	5,821
2,534	[2]	Dress Barn, Inc.	35,476
3,300	[2]	Drugstore.com, Inc.	22,044
1,753	[2]	Dura Automotive Systems, Inc.	16,934
1,200	[2]	Emerson Radio Corp.	4,908
4,700	[2]	Emmis Communications, Corp., Class A	104,246
7,500	[2]	Extended Stay America, Inc.	110,250
100	[2]	F.A.O., Inc.	589
2,200	[2]	Finish Line, Inc., Class A	67,364
600	[2]	Finlay Enterprises, Inc.	9,084
500	[2]	Fisher Communications, Inc.	23,900
4,274	[2]	Fleetwood Enterprises, Inc.	43,082
2,049	[2]	Footstar, Inc.	12,806
3,076	[2]	Fossil, Inc.	83,052
4,503		Freds, Inc.	169,673
1,300		Friedmans, Inc., Class A	15,743
1,600	[2]	GSI Commerce, Inc.	15,616
700	[2]	Galyan's Trading Co.	9,177
1,696	[2]	Game Group PLC	48,251
2,000	[2]	GameStop Corp.	33,640
1,778	[2]	Gaylord Entertainment Co.	47,917
1,954	[2]	Genesco, Inc.	32,925
2,100		Goody's Family Clothing, Inc.	22,134
15,700	[2]	Goodyear Tire & Rubber Co.	107,702
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
4,200		Gray Television, Inc.	$53,424
99		Grey Global Group, Inc.	66,330
1,745	[2]	Group 1 Automotive, Inc.	61,825
845	[2]	Guess ?, Inc.	9,971
1,697	[2]	Guitar Center, Inc.	55,237
3,000	[2]	Gymboree Corp.	49,500
2,100		Hancock Fabrics, Inc.	31,311
2,529	[2]	Handleman Co.	44,890
5,500	[2]	Harris Interactive, Inc.	36,575
1,648		Haverty Furniture Cos., Inc.	34,196
1,550	[2]	Hibbett Sporting Goods, Inc.	42,330
4,400		Hollinger International, Inc.	59,092
6,231	[2]	Hollywood Entertainment Corp.	94,711
100		Hooker Furniture Corp.	3,900
5,066	[2]	Hot Topic, Inc.	145,445
2,095		IHOP Corp.	77,724
1,392	[2]	Information Holdings, Inc.	31,209
4,700	[2]	Insight Communication Co.	45,543
5,496	[2]	Insight Enterprises, Inc.	92,443
4,605	[2]	Interface, Inc.	25,558
2,754	[2]	Intertan, Inc.	28,972
2,023	[2]	Isle of Capri Casinos, Inc.	42,180
2,050	[2]	J. Jill Group, Inc.	24,948
3,243	[2]	JAKKS Pacific, Inc.	42,159
3,137	[2]	Jack in the Box, Inc.	57,062
1,300	[2]	Jarden Corp.	53,677
1,600	[2]	Jo-Ann Stores, Inc.	48,016
700	[2]	Jos A. Bank Clothiers, Inc.	30,359
3,319	[2]	Journal Register Co.	66,480
1,500		K-Swiss, Inc., Class A	65,910
3,000	[2]	K2, Inc.	49,770
3,239		Kellwood Co.	121,041
869		Kenneth Cole Productions, Inc., Class A	25,722
1,200	[2]	Keystone Automotive Industries, Inc.	29,676
3,096		Kimball International, Inc., Class B	47,988
900	[2]	Kirkland's, Inc.	19,845
15,168	[2]	La Quinta Properties, Inc.	93,587
2,263		Landrys Seafood Restaurants, Inc.	56,643
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,649		Libbey, Inc.	$43,847
1,690		Liberty Corp.	75,289
2,800	[2]	Lin TV Corp., Class A	63,140
4,682	[2]	Linens `N Things, Inc.	138,213
1,200		Lithia Motors, Inc., Class A	28,344
1,058	[2]	Lodgenet Entertainment	19,234
2,209		Lone Star Steakhouse & Saloon	48,311
1,400		M/I Schottenstein Homes, Inc.	58,282
3,300	[2]	MTR Gaming Group, Inc.	36,069
5,900	[2]	Magna Entertainment Corp., Class A	26,314
2,017		Marcus Corp.	30,154
600		Marine Products Corp.	9,060
700	[2]	MarineMax, Inc.	13,384
2,096	[2]	Martha Stewart Living Omnimedia	21,610
1,500	[2]	Maxwell Shoe Co., Inc., Class A	24,000
5,900	[2]	Mediacom Communications Corp.	41,300
3,631	[2]	Mens Wearhouse, Inc.	106,969
1,000		Meritage Corp.	59,100
400	[2]	Mestek, Inc.	7,500
2,089	[2]	Midas, Inc.	28,034
2,921		Modine Manufacturing Co.	74,748
800	[2]	Modtech Holdings, Inc.	6,264
2,679	[2]	Monaco Coach Corp.	64,537
1,000	[2]	Monro Muffler Brake, Inc.	32,850
700	[2]	Mothers Work, Inc.	19,670
800		Movado Group, Inc.	19,240
2,575	[2]	Movie Gallery, Inc.	53,251
1,000	[2]	Multimedia Games, Inc.	37,610
536		National Presto Industries, Inc.	18,599
1,400	[2]	Navigant International, Inc.	21,098
1,300	[2]	NetFlix, Inc.	74,490
1,721	[2]	O' Charleys, Inc.	28,999
2,600		Oakley, Inc.	28,210
13,133	[2]	Officemax, Inc.	125,814
13		Oneida Ltd.	61
1,159		OshKosh B'Gosh, Inc., Class A	24,988
600	[2]	Overstock.com, Inc.	8,880
500		Oxford Industries, Inc.	34,250
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,710	[2]	P. F. Chang's China Bistro, Inc.	$132,085
752	[2]	PC Connections, Inc.	7,700
3,800	[2]	PETCO Animal Supplies, Inc.	126,084
7,452	[2]	Pacific Sunwear of California	172,067
1,843	[2]	Palm Harbor Homes, Inc.	34,188
2,900	[2]	Panera Bread Co.	116,667
1,653	[2]	Papa Johns International, Inc.	43,490
1,100	[2]	Party City Corp.	15,444
3,543	[2]	Paxson Communications Corp.	18,317
7,200	[2]	Payless ShoeSource, Inc.	95,256
500	[2]	Pegasus Communications Corp.	9,130
3,620	[2]	Penn National Gaming, Inc.	85,758
5,056		Pep Boys-Manny Moe & Jack	97,227
700	[2]	Perry Ellis International, Inc.	19,110
2,595		Phillips Van Heusen Corp.	44,478
2,711		Pinnacle Entertainment, Inc.	23,721
1,440	[2]	Playboy Enterprises, Inc., Class B	22,306
1,600	[2]	Pomeroy Computer Resources	23,008
2,450	[2]	Priceline.com, Inc.	68,747
5,071	[2]	Prime Hospitality Corp.	46,146
15,600	[2]	Primedia, Inc.	41,964
2,516	[2]	ProQuest Co.	74,725
717		Pulitzer, Inc.	37,320
5,768	[2]	Quiksilver, Inc.	99,037
2,057	[2]	R.H. Donnelley Corp.	88,225
1,400	[2]	RC2 Corp.	29,680
8,600	[2]	RCN Corp.	11,782
3,695	[2]	Rare Hospitality International, Inc.	91,636
2,300		Raytech Corp.	8,211
400	[2]	Reading International, Inc., Class A	2,480
1,300	[2]	Red Robin Gourmet Burgers	38,377
3,116	[2]	Regent Communications, Inc.	18,634
2,253	[2]	Rent-Way, Inc.	13,518
3,000	[2]	Restoration Hardware, Inc.	23,880
700	[2]	Rex Stores Corp.	11,032
1,070		Russ Berrie & Co., Inc.	38,360
2,291		Russell Corp.	41,879
4,654	[2]	Ryan's Family Steak Houses, Inc.	64,877
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,293	[2]	SCP Pool Corp.	$115,237
1,461	[2]	Saga Communications, Inc., Class A	27,759
933	[2]	Salem Communications Corp.	21,692
1,076		Sauer-Danfoss, Inc.	15,258
4,800	[2]	Scientific Games Holdings Corp.	63,840
2,100	[2]	Select Comfort Corp.	65,730
1,000	[2]	Sharper Image Corp.	28,800
800	[2]	Shoe Carnival, Inc.	13,720
3,700	[2]	Shop At Home, Inc.	11,100
3,317		Shopko Stores, Inc.	51,347
1,500	[2]	Shuffle Master, Inc.	45,660
4,931	[2]	Sinclair Broadcast Group, Inc.	57,397
9,800		Six Flags, Inc.	58,016
2,836	[2]	Skechers USA, Inc., Class A	21,355
625		Skyline Corp.	21,531
2,900		Sonic Automotive, Inc.	65,830
4,213	[2]	Sonic Corp.	117,164
1,800	[2]	Source Information Management Co.	15,462
4,324	[2]	Spanish Broadcasting System, Inc.	38,916
1,436		Speedway Motorsports, Inc.	41,500
2,480	[2]	Sports Authority, Inc.	92,256
1,100	[2]	Sports Resorts Int'l, Inc.	6,413
1,500	[2]	Stage Stores, Inc.	43,155
3,817	[2]	Stamps.com, Inc.	22,749
1,200		Standard Motor Products, Inc.	13,380
3,863		Standard Pacific Corp.	184,845
700		Stanley Furniture Co., Inc.	21,525
2,161	[2]	Stein Mart, Inc.	15,538
500	[2]	Steinway Musical Instruments	10,480
1,070	[2]	Steven Madden Ltd.	22,930
1,298	[2]	Stoneridge, Inc.	17,770
300	[2]	Strattec Security Corp.	15,900
4,119		Stride Rite Corp.	49,634
2,252		Sturm Ruger & Co., Inc.	25,560
2,691		Superior Industries International, Inc.	114,367
200	[2]	Systemax, Inc.	1,340
2,000	[2]	TBC Corp.	54,380
300	[2]	Technical Olympic USA, Inc.	9,906
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
4,400	[2]	Tenneco Automotive, Inc.	$26,224
2,032	[2]	The Boyds Collection Ltd.	10,160
2,963		The Nautilus Group, Inc.	46,252
2,369		The Steak n Shake Co.	40,984
800		Thomas Nelson, Inc.	12,680
1,918		Thor Industries, Inc.	122,982
4,231	[2]	TiVo, Inc.	33,933
3,626	[2]	Too, Inc.	59,829
2,552		Toro Co.	126,834
5,936	[2]	Tower Automotive, Inc.	23,625
3,400	[2]	Tractor Supply Co.	142,494
2,014	[2]	Trans World Entertainment Corp.	13,091
3,542		Triarc Cos., Inc., Class B	37,758
1,408	[2]	Tuesday Morning Corp.	44,901
4,996		Tupperware Corp.	75,190
2,397	[2]	Tweeter Home Entertainment Group, Inc.	20,015
1,699	[2]	Ultimate Electronics, Inc.	15,274
5,515	[2]	Unifi, Inc.	27,520
800		Unifirst Corp.	21,080
1,717	[2]	United Auto Group, Inc.	44,590
1,408	[2]	Universal Electronics, Inc.	18,304
2,600	[2]	Urban Outfitters, Inc.	86,736
1,943	[2]	Vail Resorts, Inc.	26,036
174		Value Line, Inc.	8,613
2,167	[2]	Valuevision International, Inc., Class A	35,214
1,380	[2]	Vans, Inc.	15,497
13,800		Visteon Corp.	89,148
2,300	[2]	WCI Communities, Inc.	50,140
1,673	[2]	WESCO International, Inc.	11,560
2,756		WMS Industries, Inc.	63,746
4,000	[2]	Warnaco Group, Inc.	69,800
900	[2]	West Marine, Inc.	19,944
3,075	[2]	Wet Seal, Inc., Class A	33,794
1,100	[2]	Whitehall Jewellers, Inc.	13,453
400	[2]	William Lyon Homes, Inc.	25,920
1,842	[2]	Wilsons The Leather Experts, Inc.	17,057
1,312		Winnebago Industries, Inc.	76,490
4,660		Wolverine World Wide, Inc.	94,132
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,197		World Wrestling Entertainment, Inc.	$13,394
3,786	[2]	Yankee Candle Co., Inc., The	105,932
1,526	[2]	Young Broadcasting, Inc., Class A	30,657
3,300	[2]	Zale Corp.	170,808

		TOTAL	13,844,329

		Consumer Staples--2.8%
2,400	[2]	7-Eleven, Inc.	38,280
300		Alico, Inc.	9,540
1,443	[2]	American Italian Pasta Co., Class A	55,180
200		Arden Group, Inc., Class A	14,032
100	[2]	Aurora Foods, Inc.	3
7,800	[2]	BJ's Wholesale Club, Inc.	200,382
5,454		Casey's General Stores, Inc.	84,537
1,100	[2]	Central European Distribution Corp.	41,349
1,700	[2]	Central Garden & Pet Co.	47,022
1,200	[2]	Chattem, Inc.	17,604
3,600	[2]	Chiquita Brands International	66,600
2,100	[2]	Chronimed, Inc.	17,157
242		Coca-Cola Bottling Co.	12,221
3,748		Corn Products International, Inc.	127,020
400	[2]	Del Laboratories, Inc.	9,804
4,554		Delta & Pine Land Co.	104,104
4,700		Dimon, Inc.	33,840
2,267	[2]	Duane Reade, Inc.	31,171
1,200	[2]	Elizabeth Arden, Inc.	24,000
81		Farmer Brothers Co.	26,082
3,350		Flowers Foods, Inc.	79,495
2,347	[2]	Great Atlantic & Pacific Tea Co., Inc.	14,669
400	[2]	Green Mountain Coffee, Inc.	8,536
2,866	[2]	Hain Celestial Group, Inc.	60,473
800	[2]	Horizon Organic Holding Corp.	19,136
1,990		Ingles Markets, Inc., Class A	20,198
400		Inter Parfums, Inc.	5,480
1,816		International Multifoods Corp.	40,515
4,468		Interstate Bakeries Corp.	65,590
1,000	[2]	J&J Snack Foods Corp.	35,690
3,595		Lance, Inc.	46,555
2,853		Longs Drug Stores Corp.	63,907
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
200	[2]	M & F Worldwide Corp.	$2,210
400		Maui Land & Pineapple Co., Inc.	11,000
1,162	[2]	Mondavi Robert Corp., Class A	40,728
6,030	[2]	NBTY, Inc.	164,317
1,700		Nash Finch Co.	26,775
400	[2]	National Beverage Corp.	5,984
1,000		Natures Sunshine Products, Inc.	8,010
4,207		Nu Skin Enterprises, Inc., Class A	66,765
4,000	[2]	Pathmark Stores, Inc.	27,400
1,600	[2]	Peet's Coffee & Tea, Inc.	26,928
200	[2]	Penn Traffic Co.	28
1,544		Pilgrim's Pride Corp.	20,180
3,025	[2]	Playtex Products, Inc.	18,180
3,067	[2]	Ralcorp Holdings, Inc.	84,342
3,019	[2]	Rayovac Corp.	49,632
1,055	[2]	Revlon, Inc., Class A	2,775
567		Riviana Foods, Inc.	15,592
3,464		Ruddick Corp.	55,285
800		Sanderson Farms, Inc.	28,112
900	[2]	Sanfilippo (John B. & Sons), Inc.	30,915
33		Seaboard Corp.	8,431
4,863		Sensient Technologies Corp.	93,370
1,269	[2]	Smart & Final, Inc.	9,149
1,000		Standard Commercial Corp.	19,080
4,300	[2]	Star Scientific, Inc.	8,213
1,300	[2]	The Boston Beer Co., Inc., Class A	22,230
300	[2]	The Pantry, Inc.	4,920
4,048		Topps Co.	41,371
1,200	[2]	USANA, Inc.	40,044
1,836	[2]	United Natural Foods, Inc.	71,016
2,988		Universal Corp.	130,217
2,742		Vector Group Ltd.	43,187
2,149		WD 40 Co.	69,735
1,200		Weis Markets, Inc.	43,860
2,228	[2]	Wild Oats Markets, Inc.	23,127

		TOTAL	2,733,280

Shares			Value
		COMMON STOCKS--continued[1]
		Energy--3.2%
442	[2]	Atwood Oceanics, Inc.	$11,443
1,697		Berry Petroleum Co., Class A	30,885
3,184		Cabot Oil & Gas Corp., Class A	81,351
4,378	[2]	Cal Dive International, Inc.	90,756
1,068		Carbo Ceramics, Inc.	44,856
4,400	[2]	Cimarex Energy Co.	89,980
100	[2]	Clayton Williams Energy, Inc.	2,100
3,746	[2]	Comstock Resources, Inc.	55,928
4,559	[2]	Denbury Resources, Inc.	57,535
681	[2]	Dril-Quip, Inc.	10,215
800	[2]	Encore Aquisition Co.	18,400
2,200	[2]	Energy Partners Ltd.	26,422
4,110	[2]	Evergreen Resources, Inc.	112,696
4,600		Forest Oil Corp.	107,870
2,317		Frontier Oil Corp.	37,072
9,700	[2]	Global Industries Ltd.	44,814
17,798	[2]	Grey Wolf, Inc.	57,132
739	[2]	Gulf Island Fabrication, Inc.	11,122
1,400	[2]	Gulfmark Offshore, Inc.	19,544
5,500	[2]	Hanover Compressor Co.	58,300
2,900	[2]	Harvest Natural Resources, Inc.	19,778
700		Holly Corp.	17,444
4,347	[2]	Horizon Offshore, Inc.	16,953
2,000	[2]	Hydril Co.	46,900
4,664	[2]	Input/Output, Inc.	19,169
3,600	[2]	KCS Energy, Inc.	28,692
2,868	[2]	Lone Star Technologies, Inc.	39,923
600		Lufkin Industries, Inc.	14,400
7,125	[2]	Magnum Hunter Resources, Inc.	61,631
300		Maritrans, Inc.	4,728
1,300	[2]	Matrix Services Co.	33,098
4,403	[2]	Maverick Tube Corp.	74,367
1,000	[2]	McMoRan Exploration Co.	14,940
5,186	[2]	Meridian Resource Corp.	20,848
1,591	[2]	NS Group, Inc.	12,076
7,683	[2]	Newpark Resources, Inc.	30,886
2,556	[2]	Nuevo Energy Co.	50,302
2,392	[2]	Oceaneering International, Inc.	55,160
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
2,009		Offshore Logistics, Inc.	$43,796
2,300	[2]	Oil States International, Inc.	28,175
2,106		Overseas Shipholding Group, Inc.	57,410
12,337	[2]	Parker Drilling Co.	27,758
3,587		Patina Oil & Gas Corp.	151,300
1,061		Penn Virginia Corp.	48,116
100	[2]	PetroCorp, Inc.	1,340
2,600	[2]	Petroleum Development Corp.	34,476
400	[2]	Petroleum Helicopters, Inc.	12,360
4,028	[2]	Plains Exploration & Production Co.	54,660
2,628	[2]	Plains Resources, Inc.	34,821
1,340	[2]	Prima Energy Corp.	37,279
800	[2]	Quicksilver Resources, Inc.	20,560
1,161		RPC Energy Services, Inc.	12,109
5,500	[2]	Range Resources Corp.	42,075
2,500	[2]	Remington Oil & Gas Corp.	44,625
1,600		Resource America, Inc., Class A	20,032
1,806	[2]	SEACOR SMIT, Inc.	69,206
700	[2]	Seabulk International, Inc.	5,355
2,610	[2]	Spinnaker Exploration Co.	66,790
3,458		St. Mary Land & Exploration Co.	90,254
2,431	[2]	Stone Energy Corp.	87,856
5,019	[2]	Superior Energy Services, Inc.	44,870
2,823	[2]	Swift Energy Co.	39,240
6,720	[2]	Tesoro Petroleum Corp.	76,608
2,500	[2]	Tetra Technologies, Inc.	56,525
1,420	[2]	The Houston Exploration Co.	49,700
3,120	[2]	Tom Brown, Inc.	84,302
1,802	[2]	Transmontaigne, Co.	10,416
3,838	[2]	Unit Corp.	74,419
1,767	[2]	Universal Compression Holdings, Inc.	38,856
2,459	[2]	Veritas DGC, Inc.	21,787
5,234		Vintage Petroleum, Inc.	60,453
3,000	[2]	W-H Energy Services, Inc.	47,040
1,100		World Fuel Services Corp.	31,526

		TOTAL	3,155,811

Shares			Value
		COMMON STOCKS--continued[1]
		Financials--19.8%
1,358		1st Source Corp.	$27,160
2,400		21st Century Insurance Group	33,840
700		ABC Bancorp	11,774
2,600		Acadia Realty Trust	29,484
800	[2]	Accredited Home Lenders Holding, Co.	22,896
2,100		Advanta Corp., Class B	22,953
2,500	[2]	Affiliated Managers Group	181,250
996		Alabama National Bancorp	52,439
219	[2]	Alexander's, Inc.	23,521
2,050		Alexandria Real Estate Equities, Inc.	104,550
3,562		Alfa Corp.	45,914
1,400		Allegiant Bancorp, Inc.	30,800
5,599	[2]	Allmerica Financial Corp.	149,101
3,180		Amcore Financial, Inc.	85,860
4,400		AmerUs Group Co.	166,100
1,500		Americam Mortgage Acceptance Co.	24,915
1,600		American Home Mortgage Holdings, Inc.	33,760
1,100		American Land Lease, Inc.	20,020
1,000	[2]	American Medical Security Group, Inc.	22,820
500		American National Bankshares, Inc.	12,500
900	[2]	American Physicians Capital, Inc.	23,778
600	[2]	AmericanWest Bancorp.	11,976
1,788		Amli Residential Properties Trust	45,487
2,405		Anchor Bancorp Wisconsin, Inc.	59,885
5,000		Anthracite Capital, Inc.	50,950
4,000		Anworth Mortgage Asset Corp.	56,160
4,900		Apex Mortgage Capital, Inc.	28,910
2,169	[2]	Argonaut Group, Inc.	34,812
883		Arrow Financial Corp.	24,242
1,700		Associated Estates Realty Corp.	10,982
500	[2]	Avatar Holdings, Inc.	16,330
1,281		BSB Bancorp, Inc.	39,570
973		Baldwin & Lyons, Inc., Class B	23,887
389		BancFirst Corp.	20,994
200		BancTrust Financial Group, Inc.	3,086
1,390		Bank Granite Corp.	30,024
4,035		Bank Mutual Corp.	47,739
400		Bank of the Ozarks, Inc.	17,044
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
5,300		BankAtlantic Bancorp, Inc., Class A	$88,987
3,600	[2]	BankUnited Financial Corp., Class A	79,596
1,600		Banner Corp.	38,000
6,685		Bay View Capital Corp.	40,645
1,773		Bedford Property Investors, Inc.	46,559
900		Berkshire Hills Bancorp, Inc.	32,373
2,700		Boston Private Financial Holdings	68,769
2,031		Boykin Lodging Co.	16,817
2,734		Brandywine Realty Trust	69,280
5,750		Brookline Bancorp, Inc.	85,215
800		Bryn Mawr Bank Corp.	19,024
600		C&F Financial Corp.	27,012
650		CB Bancshares, Inc.	40,950
900		CCBT Financial Cos., Inc.	23,931
1,000		CFS Bancorp, Inc.	14,280
1,572	[2]	CNA Surety Corp.	17,151
200		CNB Financial Corp.	8,274
3,491		CVB Financial Corp.	69,645
800		Camco Financial Corp.	13,856
700		Camden National Corp.	21,140
3,072		Capital Automotive	95,570
837		Capital City Bank Group, Inc.	32,350
400		Capital Corp. of the West	15,336
800		Capitol Bancorp Ltd.	21,200
283		Capstead Mortgage Corp.	3,778
1,300		Cascade Bancorp	24,570
2,557		Cash America International, Inc.	48,813
1,922		Cathay Bancorp, Inc.	92,986
100		Cavalry Bancorp, Inc.	1,775
1,300		Center Bancorp, Inc.	24,050
500		Center Financial Corp.	11,035
823	[2]	Central Coast Bancorp	14,386
1,468		Central Pacific Financial Corp.	38,388
600		Century Bancorp, Inc., Class A	20,868
200		Charter Financial Corp.	6,600
4,360		Charter Municipal Mortgage Acceptance Co.	83,668
2,468		Chemical Financial Corp.	85,763
3,550		Chittenden Corp.	114,239
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
5,200		Citizens Banking Corp.	$152,048
900		Citizens First Bancorp, Inc.	21,213
1,700		Citizens South Banking Corp.	25,721
2,600	[2]	Citizens, Inc., Class A	23,920
888		City Bank Lynwood, WA	29,180
2,100		City Holding Co.	71,022
2,200	[2]	Clark, Inc.	33,110
750		CoBiz, Inc.	12,570
800		Coastal Bancorp, Inc.	26,776
1,066		Coastal Financial Corp.	17,312
1,884		Colonial Properties Trust	69,708
600		Columbia Bancorp	16,692
800		Columbia Bancorp	12,800
2,020		Columbia Banking Systems, Inc.	39,127
2,489		Commerce Group, Inc.	98,938
100		Commercial Bankshares, Inc.	3,156
750	[2]	Commercial Capital Bancorp, Inc.	14,077
5,274		Commercial Federal Corp.	135,753
4,386		Commercial Net Lease Realty	75,439
1,300		Community Bank System, Inc.	63,375
771		Community Banks, Inc.	26,869
4,401		Community First Bankshares, Inc.	119,487
1,210		Community Trust Bancorp, Inc.	39,022
1,367	[2]	CompuCredit Corp.	27,026
1,400		Connecticut Bancshares, Inc.	72,380
300		Consolidated Tomoka Co.	8,883
5,778		Cornerstone Realty Income Trust, Inc.	47,784
3,000		Corporate Office Properties Trust	58,020
1,500		Correctional Properties Trust	40,635
3,697	[2]	Corrections Corp. of America	90,798
781		Corus Bankshares, Inc.	45,923
2,262		Crawford & Co., Class B	15,947
1,325	[2]	Credit Acceptance Corp.	15,529
1,000	[2]	Criimi Mae, Inc.	11,230
3,700		Crown American Realty Trust	44,326
2,526	[2]	DVI, Inc.	164
1,717		Delphi Financial Group, Inc., Class A	86,485
2,705		Dime Community Bancorp, Inc.	75,415
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
6,500	[2]	E-LOAN, Inc.	$21,970
100		EMC Insurance Group, Inc.	1,690
200		ESB Financial Corp.	3,180
2,437		East West Bancorp, Inc.	119,632
1,987		EastGroup Properties, Inc.	57,921
200		Eastern Virginia Bankshares, Inc.	6,376
1,832		Entertainment Properties Trust	58,954
5,791		Equity Inns, Inc.	48,934
2,868		Equity One, Inc.	48,039
2,023		Essex Property Trust, Inc.	121,137
400		EverTrust Financial Group, Inc.	11,540
300		Exchange National Bancshares, Inc.	10,815
1,228		FBL Financial Group, Inc., Class A	32,051
200		FFLC Bancorp, Inc.	5,990
100		FMS Financial Corp.	1,707
600		FNB Corp.	16,650
900		FNB Corp.	21,240
604		Farmers Capital Bank Corp.	21,140
800	[2]	Federal Agricultural Mortgage Association, Class C	25,016
6,292	[2]	FelCor Lodging Trust, Inc.	64,115
1,700		Fidelity Bankshares, Inc.	46,053
1		Fidelity National Financial, Inc.	28
1,529		Financial Federal Corp.	51,298
1,500		Financial Industries Corp.	20,805
900		Financial Institutions, Inc.	22,509
1,400		First Abany Cos., Inc.	20,090
700		First Bancorp, Inc.	20,923
964		First Busey Corp.	26,009
3,186		First Charter Corp.	65,313
800		First Citizens Banc Corp.	22,896
667		First Citizens Bancshares, Inc., Class A	76,038
6,231		First Commmonwealth Financial Corp.	85,988
1,700		First Community Bancorp	59,500
968		First Community Bancshares, Inc.	34,412
500		First Defiance Financial Corp.	14,120
800		First Essex Bancorp, Inc.	43,520
1,816		First Federal Capital Corp.	39,934
100		First Federal Financial Corp.	3,043
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,441		First Financial Bancorp	$57,121
1,408		First Financial Bankshares, Inc.	59,206
1,488		First Financial Corp.	43,911
1,472		First Financial Holdings, Inc.	44,381
1,233		First Indiana Corp.	22,502
4,600		First Industrial Realty Trust	148,580
200		First M&F Corp.	7,378
1,915		First Merchants Corp.	51,169
850		First National Corp.	24,480
8,506		First Niagara Financial Group, Inc.	121,551
450		First Oak Brook Bancshares, Inc.	12,965
1,300		First Place Financial Corp.	25,025
1,100		First Republic Bank	39,380
2,333		First Sentinel Bancorp, Inc.	43,510
300		First South Bancorp, Inc.	10,317
1,200		First State Bancorporation	37,692
400		First United Corp.	9,260
1,400		FirstFed America Bancorp, Inc.	35,854
1,838		FirstFed Financial Corp.	82,710
900		Firstbank Corp.	28,665
200		Flag Financial Corp.	2,590
3,350		Flagstar Bancorp, Inc.	74,705
600		FloridaFirst Bancorp, Inc.	15,930
1,550		Flushing Financial Corp.	37,588
100		Foothill Independent Bancorp	2,234
100		Franklin Financial Corp.	3,083
6,433		Fremont General Corp.	106,981
1		Friedman, Billings, Ramsey Group, Inc., Class A	20
1,596		Frontier Financial Corp.	50,035
800		GA Financial, Inc.	22,656
4,400		GATX Corp.	98,956
200		GB&T Bancshares, Inc.	4,506
1,022	[2]	Gabelli Asset Management, Inc., Class A	35,985
3,007		Gables Residential Trust	96,765
892		German American Bancorp	16,503
1,600		Getty Realty Holding Corp.	39,600
1,860		Glacier Bancorp, Inc.	57,214
1,693		Glenborough Realty Trust, Inc.	33,014
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,465		Glimcher Realty Trust	$73,389
4,710		Gold Banc Corp., Inc.	60,853
863		Great American Financial Resources, Inc.	13,420
1,462		Great Lakes REIT, Inc.	23,436
600		Great Southern Bancorp, Inc.	24,210
5,300		Greater Bay Bancorp	142,888
102		Greater Community Bancorp	1,725
400		Greene County Bancshares, Inc.	9,328
1,453		Hancock Holding Co.	83,155
800		Hanmi Financial Corp.	16,960
2,475		Harbor Florida Bancshares, Inc.	66,627
3,154		Harleysville Group, Inc.	70,208
2,463		Harleysville National Corp.	74,383
1,050	[2]	Hawthorne Financial Corp.	27,416
4,221		Health Care REIT, Inc.	139,926
700		Heartland Financial USA, Inc.	19,775
2,100	[2]	Heritage Commerce Corp.	24,780
200		Heritage Financial Corp.	4,394
1,900		Heritage Property Investment	53,580
5,600		Highwoods Properties, Inc.	138,880
3,496		Hilb Rogal & Hamilton Co.	104,950
2,815		Home Properties of New York, Inc.	108,378
4,093		Horace Mann Educators Corp.	54,232
700		Horizon Financial Corp.	12,173
1,600		Hudson River Bancorp, Inc.	53,440
1,940		Humboldt Bancorp	31,622
100		IBT Bancorp, Inc.	5,102
5,300		IMPAC Mortgage Holdings, Inc.	79,765
500	[2]	ITLA Capital Corp.	23,275
800		Iberiabank Corp.	41,256
32	[2]	Imperial Credit Industries, Inc., Warrants	0
400		Independence Holdings Co.	9,240
1,400		Independent Bank Corp.- Massachusetts	40,908
2,122		Independent Bank Corp.- Michigan	61,387
1,600		Infinity Property & Casualty	52,000
2,801		Innkeepers USA Trust	24,369
1,762		Integra Bank Corp.	36,808
1,000		Interchange Financial Services Corp.	24,630
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
5,400	[2]	Investment Technology Group, Inc.	$107,244
3,400		Investors Real Estate Trust	33,762
2,107		Irwin Financial Corp.	59,059
3,283	[2]	Jones Lang LaSalle, Inc.	62,541
355		Kansas City Life Insurance Co.	16,671
1,700		Keystone Property Trust	34,000
2,596		Kilroy Realty Corp.	75,024
200		Klamath First Bancorp	4,840
8,500	[2]	Knight Trading Group, Inc.	117,640
2,129		Koger Equity, Inc.	41,239
2,000		Kramont Realty Trust	34,340
200		LNB Bancorp, Inc.	4,170
900		LSB Bancshares, Inc.	16,740
1,400		LTC Properties, Inc.	16,576
2,020		LaSalle Hotel Properties	34,037
1,273		Lakeland Bancorp, Inc.	19,687
600		Lakeland Financial Corp.	21,690
2,239		LandAmerica Financial Group, Inc.	111,972
2,930		Lexington Corporate Properties Trust	56,197
1,400	[2]	Local Financial Corp.	27,174
2,552		MAF Bancorp, Inc.	106,980
700		MASSBANK Corp.	28,385
1,200		MB Financial, Inc.	56,748
1,400		MBT Financial Corp.	24,500
2,900		MCG Capital Corp.	50,982
5,400		MFA Mortgage Investments, Inc.	51,678
925		Macatawa Bank Corp.	24,244
1,200		Main Street Banks, Inc.	31,296
615		MainSource Financial Group, Inc.	17,165
1,451		Manufactured Home Communities, Inc.	55,138
700		Medallion Financial Corp.	5,782
800		Mercantile Bancorporation, Inc.	26,872
500		Merchants Bancshares, Inc.	14,220
5,565		MeriStar Hospitality Corp.	38,009
1,900		Metris Cos., Inc.	8,987
1,581		Mid-American Apartment Communities, Inc.	49,643
2,440		Mid-State Bancshares	59,365
788		Midland Co.	18,163
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,600		Midwest Banc Holdings, Inc.	$37,680
1,600		Mission West Properties, Inc.	20,048
900		MutualFirst Financial, Inc.	25,245
200		NASB Financial, Inc.	7,890
666		NBC Capital Corp.	16,817
3,423		NBT Bancorp, Inc.	71,883
1,500		Nara Bancorp, Inc.	33,900
200		National Bankshares, Inc.	9,090
2,921		National Health Investors, Inc.	62,071
700		National Health Realty, Inc.	11,718
2,331		National Penn Bancshares, Inc.	69,464
291	[2]	National Western Life Insurance Co., Class A	41,849
6,201		Nationwide Health Properties, Inc.	113,478
500	[2]	Navigators Group, Inc.	15,860
5,917		Net.B@nk, Inc.	81,122
3,400		New Century Financial Corp.	126,072
2,600		Newcastle Investment Corp.	60,840
100		Northern States Financial Corp.	2,932
1,300		Northwest Bancorp, Inc.	27,079
900		Novastar Financial, Inc.	66,375
300		Nymagic, Inc.	7,203
700		Oak Hill Financial, Inc.	20,783
1,108		OceanFirst Financial Corp.	28,963
4,105	[2]	Ocwen Financial Corp.	19,950
5,519	[2]	Ohio Casualty Corp.	84,441
699		Old Second Bancorp, Inc.	32,161
839		Omega Financial Corp.	30,355
1,400	[2]	Omega Healthcare Investors	10,500
1,390		Oriental Financial Group	35,612
200		PAB Bankshares, Inc.	2,818
1,751		PFF Bancorp, Inc.	65,312
2,819		PMA Capital Corp.	37,070
1,329		PS Business Parks, Inc.	50,103
4,117		Pacific Capital Bancorp	140,225
2,114		Pacific Northwest Bancorp	82,108
900		Pacific Union Bank	17,775
400		Parkvale Financial Corp.	10,500
940		Parkway Properties, Inc.	41,407
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
700		Partners Trust Financial Group, Inc.	$17,570
300		Patriot Bank Corp.	6,291
670		Peapack-Gladstone Financial Corp.	21,474
1,700		Penn-America Group, Inc.	25,925
800		PennFed Financial Services, Inc.	25,056
704		PennRock Financial Services Corp.	20,360
660		Penns Woods Bancorp, Inc.	27,166
1,869		Pennsylvania Real Estate Investment Trust	62,425
945		Peoples Bancorp, Inc.	26,498
600		Peoples Holding Co.	29,196
1,868	[2]	Philadelphia Consolidated Holding Corp.	88,076
9,900		Phoenix Companies, Inc.	108,900
3,900		Post Properties, Inc.	102,960
3,736		Prentiss Properties Trust	112,977
2,753		Presidential Life Corp.	42,286
2,200	[2]	Price Legacy Corp.	7,546
1,100		PrivateBancorp, Inc.	44,550
2,480	[2]	ProAssurance Corp.	74,648
1,400		Prosperity Bancshares, Inc.	32,340
400		Provident Bancorp, Inc.	17,200
2,915		Provident Bankshares Corp.	90,452
400		Provident Financial Holdings, Inc.	12,704
5,700		Provident Financial Services, Inc.	111,720
500	[2]	Quaker City Bancorp, Inc.	21,355
1,915		R&G Financial Corp., Class B	63,004
2,600		RAIT Investment Trust	60,736
1,910		RLI Corp.	64,176
1,100		Ramco-Gershenson Properties	26,565
5,300		Reckson Associates Realty Corp.	117,766
1,600		Redwood Trust, Inc.	79,360
900		Republic Bancorp, Inc.	17,982
5,501		Republic Bancorp, Inc.	79,875
1,200		Republic Bancshares, Inc.	34,932
200		Resource Bankshares Corp.	5,946
1,620		Riggs National Corp.	26,746
436		Royal Bancshares of Pennsylvania	10,682
2,771		S & T Bancorp, Inc.	83,795
1,100		S.Y. Bancorp, Inc.	21,989
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
2,863		SL Green Realty Corp.	$103,497
1,442		SWS Group, Inc.	31,291
500		Safety Insurance Group, Inc.	7,875
400		Sanders Morris Harris Group, Inc.	3,680
1,519		Sandy Spring Bancorp, Inc.	54,790
467		Santander BanCorp	11,647
1,129		Saul Centers, Inc.	30,709
2,900	[2]	Saxon Capital, Inc.	54,694
1,820		Seacoast Banking Corp. of Florida	32,214
3,424		Seacoast Financial Services Corp.	87,689
900		Second Bancorp, Inc.	24,930
300		Secutity Bank Corp.	9,186
3,296		Selective Insurance Group, Inc.	101,187
4,843		Senior Housing Properties Trust	72,112
400		Shore Bancshares, Inc.	15,172
100		Sierra Bancorp	1,625
2,900		Silicon Valley Bancshares	101,790
1,400		Simmons 1st National Corp., Class A	35,910
2,200		Sizeler Property Investment, Inc.	23,188
900		Sound Federal Bancorp, Inc.	14,499
2,588	[2]	Soundview Technology Group, Inc.	30,280
5,598		South Financial Group, Inc.	146,276
660		Southern Financial Bancorp, Inc.	24,592
525		Southside Bancshares, Inc.	9,056
1,800		Southwest Bancorp, Inc.	28,458
3,395		Southwest Bancorp. of Texas, Inc.	121,914
1,355		Sovran Self Storage, Inc.	45,867
1,100		St. Francis Capital Corp.	36,377
1,247		State Auto Financial Corp.	33,432
725		State Bancorp, Inc.	14,971
200		State Financial Services Corp., Class A	5,266
6,006		Staten Island Bancorp, Inc.	119,700
1,370		Sterling Bancorp	40,018
5,274		Sterling Bancshares, Inc.	60,651
1,609	[2]	Sterling Financial Corp.	50,378
1,800		Sterling Financial Corp.	51,048
1,777	[2]	Stewart Information Services Corp.	55,354
1,200		Suffolk Bancorp	42,012
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
900		Summit Bancshares, Inc.	$25,479
2,465		Summit Properties, Inc.	55,117
1,125	[2]	Sun Bancorp, Inc.	26,325
600		Sun Bancorp, Inc.	11,904
1,266		Sun Communities, Inc.	46,146
4,739		Susquehanna Bankshares, Inc.	118,712
795		Tanger Factory Outlet Centers, Inc.	32,102
100		Tarragon Realty Investors, Inc.	1,563
4,346		Taubman Centers, Inc.	87,615
708	[2]	Tejon Ranch Co.	27,831
2,920		Texas Regional Bancshares, Inc., Class A	105,850
100	[2]	The Enstar Group, Inc.	4,100
300		The First of Long Island Corp.	12,495
2,045		The Trust Co. of New Jersey	64,254
3,000	[2]	TierOne Corp.	71,070
890		Tompkins County TrustCo., Inc.	43,210
1,516		Town & Country Trust	35,217
3,225	[2]	Trammell Crow Co.	43,892
100	[2]	Transcontinental Realty Investors, Inc.	1,311
900		TriCo Bancshares	28,800
1,067	[2]	Triad Guaranty, Inc.	52,635
420		Troy Financial Corp.	14,805
8,931		Trustco Bank Corp.	116,550
2,000	[2]	U.S.I. Holdings Corp.	25,380
4,560		UCBH Holdings, Inc.	162,838
3,958	[2]	UICI	59,212
1,750		UMB Financial Corp.	87,535
2,700		US Restaurant Properties	43,200
1,261		USB Holdings Co., Inc.	23,581
3,024		Umpqua Holdings Corp.	61,841
800		Union Bankshares Corp.	25,552
1,900		United Community Banks, Inc.	60,306
3,172		United Community Financial Corp.	35,146
700		United Fire & Casualty Co.	27,895
100		United Mobile Homes, Inc.	1,640
1,816		United National Bancorp	63,851
900	[2]	United PanAm Financial Corp.	16,560
400		United Security Bancshares	11,384
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
2,500	[2]	Universal American Financial Corp.	$25,125
1,200		Universal Health Realty Trust, Inc.	33,612
2,260		Unizan Financial Corp.	46,149
1,800		Urstadt Biddle Properties, Class A	24,390
8,625		Ventas, Inc.	161,288
100	[2]	Virginia Commerce Bancorp, Inc.	2,631
800		Virginia Financial Group, Inc.	25,200
5,596		W Holding Co., Inc.	130,331
1,261	[2]	WFS Financial, Inc.	54,992
500		WSFS Financial Corp.	21,325
700		Warwick Community Bancorp	20,580
3,802		Washington Real Estate Investment Trust	112,539
1,200		Washington Trust Bancorp	34,128
900		Wayne Bancorp, Inc.	24,021
3,875		Waypoint Financial Corp.	80,678
2,335		Wesbanco, Inc.	62,274
1,400		West Bancorp., Inc.	24,864
1,600		West Coast Bancorp	33,360
1,347		Westcorp, Inc.	50,944
735	[2]	Western Sierra Bancorp	27,467
100		Westfield Financial, Inc.	2,470
1,800		Willow Grove Bancorp, Inc.	30,150
2,100		Winston Hotels, Inc.	21,105
1,699		Wintrust Financial Corp.	73,635
2,200	[2]	World Acceptance Corp.	39,468
400		Yadkin Valley Bank and Trust Co.	7,000
1,400		Yardville National Bancorp	32,788
1,279		Zenith National Insurance Corp.	39,265
2,400		iDine Rewards Network, Inc.	26,208

		TOTAL	19,498,632

		Healthcare--12.3%
600	[2]	1-800 CONTACTS, Inc.	12,618
1,593	[2]	AMN Healthcare Services, Inc.	24,086
3,300	[2]	AVI BioPharma, Inc.	16,005
9,300	[2]	Abgenix, Inc.	113,925
1,400	[2]	Able Laboratories, Inc.	27,076
5,100	[2]	Accredo Health, Inc.	162,996
1,800	[2]	Aclara Biosciences, Inc.	6,300
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
3,300	[2]	Adolor Corp.	$60,291
3,200	[2]	Advanced Medical Optics, Inc.	64,544
1,900	[2]	Advanced Neuromodulation Systems, Inc.	77,900
1,300	[2]	Advisory Board Co.	47,307
3,600	[2]	Aksys Ltd.	28,872
1,600	[2]	Alaris Medical, Inc.	24,816
2,694	[2]	Albany Molecular Research, Inc.	39,602
3,900	[2]	Alderwoods Group, Inc.	29,055
2,103	[2]	Alexion Pharmaceuticals, Inc.	38,906
4,700	[2]	Align Technology, Inc.	72,474
6,600	[2]	Alkermes, Inc.	85,602
1,300	[2]	Alliance Imaging, Inc.	6,084
4,045		Alpharma, Inc., Class A	73,619
1,000	[2]	Alteon, Inc.	1,870
1,550	[2]	American Healthcorp, Inc.	64,248
1,900	[2]	American Medical Systems Holdings, Inc.	38,000
1	[2]	American Pharmaceutical Partners, Inc.	24
2,200	[2]	Amerigroup Corp.	92,004
2,200	[2]	Amsurg Corp.	79,178
1,095		Analogic Corp.	47,786
2,734	[2]	Antigenics, Inc.	29,910
2,693	[2]	Aphton Corp.	18,528
7,600	[2]	Applera Corp.	101,612
2,200	[2]	Arena Pharmaceuticals, Inc.	15,752
4,702	[2]	Ariad Pharmaceutiacals, Inc.	33,337
2,474		Arrow International, Inc.	65,264
2,262	[2]	Arthrocare Corp.	50,556
400	[2]	Aspect Medical Systems, Inc.	3,780
3,800	[2]	AtheroGenics, Inc.	62,662
2,600	[2]	Atrix Labs, Inc.	52,234
8,800	[2]	Avant Immunotherapeutics, Inc.	20,328
1,300	[2]	Bentley Pharmaceuticals, Inc.	18,811
9,646	[2]	Beverly Enterprises, Inc.	58,551
2,500	[2]	BioLase Technology, Inc.	32,800
6,694	[2]	BioMarin Pharmaceutical, Inc.	46,858
400	[2]	BioReliance Corp.	13,672
3,781	[2]	Biopure Corp.	13,082
903	[2]	Biosite Diagnostics, Inc.	23,297
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
953	[2]	Bone Care International, Inc.	$13,342
700	[2]	Bradley Pharmaceuticals, Inc.	18,809
2	[2]	BriteSmile, Inc.	60
1,852	[2]	Bruker BioSciences Corp.	9,630
3,602	[2]	CONMED Corp.	73,301
2,500	[2]	CTI Molecular Imaging, Inc.	39,850
3,357	[2]	CV Therapeutics, Inc.	59,184
1,200	[2]	Candela Corp.	20,580
700	[2]	Cantel Medical Corp.	10,150
7,100	[2]	Cardiac Science, Inc.	28,897
3,471	[2]	CardioDynamics International Corp.	19,958
3,590	[2]	Cell Genesys, Inc.	46,096
3,706	[2]	Cell Therapeutics, Inc.	38,542
1,800	[2]	Centene Corp.	55,098
4,500	[2]	Cepheid, Inc.	23,670
2,900	[2]	Cerner Corp.	122,873
2,352	[2]	Cerus Corp.	10,584
1,400	[2]	Cholestech Corp.	10,248
1,300	[2]	Cima Labs, Inc.	40,820
2,400	[2]	Ciphergen Biosystems, Inc.	26,184
704	[2]	Closure Medical Corp.	21,690
1,400	[2]	CollaGenex Pharmaceuticals, Inc.	13,468
3,488	[2]	Columbia Laboratories, Inc.	36,903
700		Computer Programs & Systems, Inc.	11,711
2,000	[2]	Conceptus, Inc.	24,500
3,493	[2]	Connetics Corp.	62,560
3,186		Cooper Companies, Inc.	138,432
4,531	[2]	Corixa Corp.	27,050
714	[2]	Corvel Corp.	25,768
6,443	[2]	Covance, Inc.	167,711
2,700	[2]	Cross Country Healthcare, Inc.	37,503
2,413	[2]	Cryolife, Inc.	14,743
3,438	[2]	Cubist Pharmaceuticals, Inc.	39,950
4,500	[2]	CuraGen Corp.	27,360
700	[2]	Curative Health Services, Inc.	10,003
1,998	[2]	Cyberonics, Inc.	54,645
11,900	[2]	Cytyc Corp.	153,867
1,600		D & K Healthcare Resources, Inc.	20,672
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
600	[2]	DJ Orthopedics, Inc.	$10,770
1,600	[2]	DOV Pharmaceutical, Inc.	19,600
4,200	[2]	Dade Behring Holdings, Inc.	128,394
1,259		Datascope Corp.	41,912
4,100	[2]	Decode Genetics, Inc.	28,905
600	[2]	Dendreon Corp.	5,052
3,083	[2]	Dendrite International, Inc.	46,553
2,100		Diagnostic Products Corp.	85,722
1,496	[2]	Digene Corp.	52,659
3,700	[2]	Discovery Laboratories, Inc.	26,788
2,025	[2]	Diversa Corp.	17,071
2,700	[2]	Durect Corp.	6,021
900	[2]	Dynacq International, Inc.	15,057
1,300	[2]	EPIX Medical, Inc.	24,063
3,994	[2]	Eclipsys Corp.	47,329
4,684	[2]	Encysive Pharmaceuticals, Inc.	29,650
2,394	[2]	Enzo Biochem, Inc.	44,289
4,600	[2]	Enzon, Inc.	51,336
3,500	[2]	Esperion Therapeutics, Inc.	83,545
1,400	[2]	Exact Sciences Corp.	14,868
600	[2]	Exactech, Inc.	9,726
5,155	[2]	Exelixis, Inc.	38,302
3,100	[2]	First Horizon Pharmaceutical Corp.	21,917
61,000		Five Star Quality Care, Inc., Rights	0
1,200	[2]	GTC Biotherapeutics, Inc.	3,948
5,000	[2]	Gen-Probe, Inc.	133,850
3,323	[2]	Gene Logic, Inc.	16,515
900	[2]	Genencor International, Inc.	13,770
2,300	[2]	Genesis Health Ventures, Inc.	61,870
4,947	[2]	Genta, Inc.	52,933
2,000	[2]	Gentiva Health Services, Inc.	22,820
3,140	[2]	Geron Corp.	39,878
1,630	[2]	Guilford Pharmaceuticals, Inc.	12,013
1,564	[2]	Haemonetics Corp.	36,066
2,100	[2]	Hanger Orthopedic Group, Inc.	35,805
1,600	[2]	HealthExtras, Inc.	18,736
300	[2]	Hi-Tech Pharmacal Co., Inc.	5,940
1,000	[2]	Hollis-Eden Pharmaceuticals, Inc.	18,010
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
2,600	[2]	Hologic, Inc.	$35,360
5,958		Hooper Holmes, Inc.	31,041
1,200	[2]	I-Stat Corp.	14,124
900	[2]	ICU Medical, Inc.	30,411
1,851	[2]	IDX Systems Corp.	48,496
1,000	[2]	IMPAC Medical Systems, Inc.	23,540
2,025	[2]	INAMED Corp.	174,899
2,010	[2]	Igen, Inc.	116,480
3,875	[2]	Ilex Oncology, Inc.	80,833
1,450	[2]	Immucor, Inc.	42,659
4,845	[2]	Immunogen, Inc.	22,529
4,563	[2]	Immunomedics, Inc.	38,786
3,300	[2]	Impax Laboratories, Inc.	39,138
7,600	[2]	Incyte Genomics, Inc.	40,128
4,500	[2]	Indevus Pharmaceuticals, Inc.	24,615
3,000	[2]	Inspire Pharmaceuticals, Inc.	55,860
2,200	[2]	Integra Lifesciences Corp.	74,228
2,648	[2]	InterMune, Inc.	52,960
1,500	[2]	Interpore International, Inc.	17,700
2,400	[2]	Intuitive Surgical, Inc.	34,776
2,763		Invacare Corp.	113,338
3,100	[2]	Inveresk Research Group, Inc.	71,920
1,100	[2]	Inverness Medical Innovations, Inc.	29,480
5,578	[2]	Isis Pharmaceuticals, Inc.	37,094
3,550	[2]	KV Pharmaceutical Co., Class A	85,200
1,200	[2]	Kensey Nash Corp.	25,968
1,100	[2]	Kindred Healthcare, Inc.	45,364
1,078	[2]	Kos Pharmaceuticals, Inc.	42,807
1,900	[2]	Kosan Biosciences, Inc.	17,423
1,900	[2]	Kyphon, Inc.	52,345
5,100	[2]	La Jolla Pharmaceutical Co.	17,391
1,100	[2]	Labone, Inc.	30,272
600	[2]	Lannett Co., Inc.	11,034
1,900	[2]	Laserscope	24,168
3,650	[2]	Lexicon Genetics, Inc.	20,440
3,800	[2]	LifePoint Hospitals, Inc.	97,698
500	[2]	Lifeline Systems, Inc.	17,625
6,553	[2]	Ligand Pharmaceuticals, Inc., Class B	90,300
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
2,139	[2]	Luminex Corp.	$18,866
3,162	[2]	MGI PHARMA, Inc.	118,765
3,200	[2]	MIM Corp.	18,848
2,666	[2]	Martek Biosciences Corp.	129,061
1,300	[2]	Matria Healthcare, Inc.	21,840
2,992		Matthews International Corp., Class A	80,754
2,407	[2]	Maxygen, Inc.	22,867
9,100	[2]	Medarex, Inc.	65,065
1,400	[2]	Medical Action Industries, Inc.	19,530
1,900	[2]	Medical Staffing Network Holdings, Inc.	14,782
4,400	[2]	Medicines Co.	117,260
4,876		Mentor Corp.	98,739
1,900		Meridian Bioscience, Inc.	18,924
1,466	[2]	Merit Medical Systems, Inc.	38,395
692		Mine Safety Appliances Co.	39,167
1,871	[2]	Molecular Devices Corp.	33,229
2,800	[2]	Myriad Genetics, Inc.	35,448
3,721		NDCHealth Corp.	98,197
3,439	[2]	NPS Pharmaceuticals, Inc.	90,549
4,303	[2]	Nabi Biopharmaceuticals	47,462
700	[2]	National Healthcare Corp.	13,440
5,600	[2]	Nektar Therapeutics	73,584
1,374	[2]	NeoPharm, Inc.	20,995
1,631	[2]	Neose Technologies, Inc.	13,358
2,401	[2]	Noven Pharmaceuticals, Inc.	24,226
1,200	[2]	Novoste Corp.	5,616
6,200	[2]	Nuvelo, Inc.	20,522
4,100	[2]	OSI Pharmaceuticals, Inc.	114,800
2,217	[2]	Ocular Sciences, Inc.	61,921
3,375	[2]	Odyssey Healthcare, Inc.	93,623
1,400	[2]	Omnicell, Inc.	19,922
2,900	[2]	Onyx Pharmaceuticals, Inc.	70,963
2,025	[2]	Option Care, Inc.	19,825
3,400	[2]	OraSure Technologies, Inc.	28,594
4,900	[2]	OrthoLogic Corp.	34,741
4,800	[2]	Orthodontic Centers of America, Inc.	42,432
1,100	[2]	Osteotech, Inc.	8,899
3,326		Owens & Minor, Inc.	67,651
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
976	[2]	PDI, Inc.	$21,228
8,261	[2]	PSS World Medical, Inc.	76,993
1,900	[2]	Pain Therapeutics, Inc.	11,970
3,600	[2]	Palatin Technologies, Inc	15,480
3,305	[2]	Parexel International Corp.	55,260
2,500	[2]	Pediatrix Medical Group	133,625
1,500	[2]	Penwest Pharmaceuticals Co.	24,570
3,343	[2]	Per-Se Technologies, Inc.	45,465
15,013	[2]	Peregrine Pharmaceuticals, Inc.	31,527
6,774		Perrigo Co.	91,110
2,832	[2]	Pharmacopedia, Inc.	35,343
1,854		PolyMedica Industries, Inc.	54,693
1,600	[2]	Possis Corp.	26,048
2,800	[2]	Pozen, Inc.	35,084
5,861	[2]	Praecis Pharmaceuticals, Inc.	40,617
4,000	[2]	Priority HealthCare Corp., Class B	86,520
800	[2]	Progenics Pharmaceuticals, Inc.	14,248
4,840	[2]	Province Heathcare Co.	62,146
2,700	[2]	Quidel Corp.	24,570
3,000	[2]	Regeneration Technologies, Inc.	36,000
3,612	[2]	Regeneron Pharmaceuticals, Inc.	49,990
1,299	[2]	RehabCare Group, Inc.	20,290
3,000	[2]	Repligen Corp.	15,180
200	[2]	Retractable Technologies, Inc.	1,206
56	[2]	Rigel Pharmaceuticals, Inc.	746
800	[2]	SFBC International, Inc.	23,544
1,900	[2]	Salix Pharmaceuticals Ltd.	37,620
6,557	[2]	Savient Pharmaceuticals, Inc.	39,670
3,900	[2]	SciClone Pharmaceuticals, Inc.	31,122
1,800	[2]	Seattle Genetics, Inc.	10,746
2,400	[2]	Select Medical Corp.	80,568
2,000	[2]	Serologicals Corp.	32,000
2,300	[2]	Sierra Health Services, Inc.	53,567
322	[2]	Sirna Therapeutics, Inc.	2,521
2,400	[2]	Sola International, Inc.	41,160
1,887	[2]	SonoSight, Inc.	37,268
700	[2]	Specialty Labratories, Inc.	9,387
2,400	[2]	Staar Surgical Co.	23,784
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
10,160	[2]	Stewart Enterprises, Inc., Class A	$41,453
1,788	[2]	Sunrise Senior Living, Inc.	51,673
4,226	[2]	SuperGen, Inc.	43,612
1,232	[2]	SurModics, Inc.	25,884
4,000	[2]	Sybron Dental Specialties, Inc.	92,000
700	[2]	Synovis Life Technologies, Inc.	16,548
2,900	[2]	Tanox, Inc.	52,055
4,800	[2]	Techne Corp.	167,184
3,400	[2]	Telik, Inc.	69,088
3,193	[2]	Theragenics Corp.	14,209
2,500	[2]	Therasense, Inc.	45,700
1,800	[2]	Third Wave Technologies, Inc.	6,282
5,030	[2]	Thoratec Laboratories Corp.	77,412
3,703	[2]	Transkaryotic Therapies, Inc.	48,546
2,300	[2]	TriPath Imaging, Inc.	21,620
1,690	[2]	Trimeris, Inc.	43,264
4,645	[2]	Tularik, Inc.	58,388
1,250	[2]	U.S. Physical Therapy, Inc.	17,988
8,754	[2]	US Oncology, Inc.	95,769
2,100	[2]	United Surgical Partners International, Inc.	63,336
2,173	[2]	United Therapeutics Corp.	43,742
3,200	[2]	VCA Antech, Inc.	90,368
4,443	[2]	VISX, Inc.	107,787
1,274	[2]	Ventana Medical Systems	53,304
8,100	[2]	Vertex Pharmaceuticals, Inc.	106,272
3,100	[2]	Viasys Healthcare, Inc.	55,955
4,900	[2]	Vicuron Pharmaceuticals, Inc.	89,915
900	[2]	Virbac Corp.	7,641
1,500	[2]	VistaCare, Inc., Class A	51,765
1,300	[2]	Vital Images, Inc.	23,400
1,001		Vital Signs, Inc.	30,360
5,200	[2]	VitalWorks, Inc.	26,260
4,000	[2]	Vivus, Inc.	14,920
1,392		West Pharmaceutical Services, Inc.	46,006
2,500	[2]	Wilson Greatbatch Technology, Inc.	94,250
2,100	[2]	Wright Medical Group, Inc.	61,635
400		Young Innovations, Inc.	12,000
694	[2]	Zoll Medical Corp.	23,589
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
1,100	[2]	Zymogenetics, Inc.	$13,541
1,850	[2]	aaiPharma, Inc.	33,467
2,100	[2]	eResearch Technology, Inc.	96,579

		TOTAL	12,133,240

		Industrials--13.0%
1,100	[2]	A.S.V., Inc.	25,190
4,367	[2]	AAR Corp.	47,600
4,004		ABM Industries, Inc.	62,302
17,800		AMR Corp.	236,384
1,000	[2]	Aaon, Inc.	18,490
1,400		Aceto Corp.	21,882
2,000	[2]	Actuant Corp.	64,480
4,377		Acuity Brands, Inc.	94,106
2,326	[2]	Administaff, Inc.	26,935
6,994	[2]	AirTran Holdings, Inc.	113,373
500		Alamo Group, Inc.	7,125
2,251	[2]	Alaska Air Group, Inc.	64,806
2,756		Albany International Corp., Class A	85,160
4,759		Alexander and Baldwin, Inc.	147,577
100		Ambassadors International, Inc.	1,280
3,100	[2]	America West Holdings Corp., Class B	44,702
600		American Woodmark Corp.	29,460
900		Angelica Corp.	18,540
3,200		Apogee Enterprises, Inc.	33,440
2,126		Applied Industrial Technologies, Inc.	47,941
1,400		Applied Signal Technology, Inc.	28,980
3,100		Arbitron, Inc.	122,450
2,784		Arkansas Best Corp.	92,178
2,620	[2]	Armor Holdings, Inc.	51,090
1,661	[2]	Astec Industries, Inc.	21,128
4,338	[2]	Atlantic Coast Airlines	48,022
783	[2]	Aura Systems, Inc., Warrants	0
2,800		Aviall, Inc.	42,700
900		BHA Group, Inc.	21,060
3,076		Baldor Electric Co.	65,519
2,300		Banta Corp.	87,998
1,778		Barnes Group, Inc.	51,882
2,713		Belden, Inc.	50,869
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
3,555		Bowne & Co., Inc.	$53,325
1,887		Brady (W.H.) Co.	66,611
2,323		Briggs & Stratton Corp.	151,018
1,273	[2]	Bright Horizons Family Solutions, Inc.	54,688
5,700		Brinks Co. (The)	114,285
2,529		C&D Technologies, Inc.	50,403
1,351		CDI Corp.	44,245
1,000		CIRCOR International, Inc.	20,600
2,609		CLARCOR, Inc.	106,056
1,367		CPI Corp.	26,944
1,100		Cascade Corp.	26,345
2,009	[2]	Casella Waste Systems, Inc.	25,293
1,865		Central Parking Corp.	22,511
8,559	[2]	Century Business Services, Inc.	35,520
1,200	[2]	Ceradyne, Inc.	49,848
1,100	[2]	Charles River Associates, Inc.	33,792
900	[2]	Clean Harbors, Inc.	3,330
1,445	[2]	CoStar Group, Inc.	54,404
1,925	[2]	Coinstar, Inc.	28,201
1,200	[2]	Consolidated Graphics, Inc.	33,180
6,900	[2]	Continental Airlines, Inc., Class B	131,790
7,200	[2]	Copart, Inc.	89,784
1,800	[2]	Cornell Corrections, Inc.	25,542
800	[2]	Covenant Transport, Inc., Class A	15,256
1,600		Cubic Corp.	45,440
1,548	[2]	Cuno, Inc.	61,765
1,066		Curtiss Wright Corp.	78,884
2,200	[2]	DRS Technologies, Inc.	52,932
5,900	[2]	Darling International, Inc.	16,638
2,101	[2]	Dionex Corp.	89,377
2,900	[2]	Dollar Thrifty Automotive Group	75,951
500	[2]	Drew Industries, Inc.	12,525
700		Ducommun, Inc.	13,090
100	[2]	Duratek, Inc.	940
5,000	[2]	Dycom Industries, Inc.	108,050
2,200		EDO Corp.	49,060
3,942	[2]	EGL, Inc.	64,294
1,583	[2]	ESCO Technologies, Inc.	68,829
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
1,479	[2]	Electro Rent Corp.	$21,667
2,367		ElkCorp	60,122
1,178	[2]	Emcor Group, Inc.	44,399
2,100	[2]	EnPro Industries, Inc.	21,231
1,100	[2]	Encore Wire Corp.	18,546
1,675	[2]	Energy Conversion Devices, Inc.	18,107
1,150		Engineered Support Systems, Inc.	77,752
1,700		Ennis Business Forms, Inc.	24,412
2,151	[2]	Esterline Technologies Corp.	47,645
3,200	[2]	ExpressJet Holdings, Inc.	48,960
4,200	[2]	Exult, Inc.	33,306
4,150	[2]	FTI Consulting, Inc.	82,585
5,013		Federal Signal Corp.	74,142
2,050	[2]	First Consulting Group, Inc.	11,150
1,900		Florida East Coast Industries, Inc.	56,468
5,000	[2]	Flowserve Corp.	102,300
1,101	[2]	Forward Air Corp.	32,017
720		Franklin Electronics, Inc.	43,920
3,661	[2]	Frontier Airlines, Inc.	58,832
3,340	[2]	Fuelcell Energy, Inc.	50,968
2,155		G & K Services, Inc., Class A	71,115
1,645	[2]	Gardner Denver, Inc.	33,986
3,290		GenCorp, Inc.	31,156
600	[2]	General Binding Corp.	8,316
3,467	[2]	General Cable Corp.	32,902
1,300	[2]	Genesee & Wyoming, Inc., Class A	31,603
1,254	[2]	Genlyte Group, Inc.	59,139
1,200		Gevity HR, Inc.	18,144
2,700	[2]	Global Power Equipment Group	15,957
800		Gorman Rupp Co.	18,912
4,166		Granite Construction, Inc.	83,278
200		Greenbrier Cos., Inc.	2,528
3,229	[2]	Griffon Corp.	62,481
600	[2]	Gundle/SLT Environmental, Inc.	10,290
2,891		Harland (John H.) Co.	78,722
1,000		Healthcare Services Group, Inc.	16,300
3,400		Heartland Express, Inc.	84,456
1,358		Heico Corp.	20,777
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
2,122	[2]	Heidrick & Struggles International, Inc.	$41,910
1,700	[2]	Herley Industries, Inc.	32,130
2,369		Hexcel Corp.	16,133
1,200	[2]	Hudson Highland Group, Inc.	26,436
2,446		Hughes Supply, Inc.	94,538
600	[2]	ICT Group, Inc.	7,926
3,325		IDEX Corp.	123,624
1,574	[2]	II-VI, Inc.	37,351
1,600	[2]	Imagistics International, Inc.	51,440
2,992	[2]	Insituform Technologies, Inc., Class A	42,786
906	[2]	Insurance Automotive Auctions, Inc.	11,860
600	[2]	Integrated Defense Technologies, Inc.	10,260
3,303	[2]	Integrated Electrical Services	23,451
2,128	[2]	Intermagnetics General Corp.	50,093
708		Interpool, Inc.	10,337
1,600	[2]	Invision Technologies, Inc.	43,472
1,643	[2]	Ionics, Inc.	46,809
4,563		JLG Industries, Inc.	54,482
8,978	[2]	Jacuzzi Brands, Inc.	63,295
5,000	[2]	Joy Global, Inc.	95,300
900	[2]	KVH Industries, Inc.	25,146
1,228	[2]	Kadant, Inc.	22,411
2,341		Kaman Corp., Class A	28,560
7,700	[2]	Kansas City Southern Industries, Inc.	101,871
3,268		Kaydon Corp.	77,680
1,720		Kelly Services, Inc., Class A	42,140
3,495		Kennametal, Inc.	128,896
1,935	[2]	Kirby Corp.	56,850
2,599	[2]	Knight Transportation, Inc.	65,417
3,308	[2]	Korn/Ferry International	28,912
3,600	[2]	Kroll, Inc.	83,736
1,500		LSI Industries, Inc.	24,495
3,870	[2]	Labor Ready, Inc.	42,067
1,812	[2]	Landstar System, Inc.	132,348
525		Lawson Products, Inc.	15,750
1,026	[2]	Learning Tree International, Inc.	18,468
4,660		Lennox International, Inc.	77,076
3,420		Lincoln Electric Holdings	83,414
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
1,272		Lindsay Manufacturing Co.	$29,498
1,500	[2]	Lydall, Inc.	17,835
1,650	[2]	MOOG, Inc., Class A	69,960
600	[2]	MTC Technologies, Inc.	17,574
3,128	[2]	Mail-Well, Inc.	12,887
971	[2]	Mair Holding, Inc.	6,797
3,252		Manitowoc, Inc.	70,568
2,100	[2]	Mastec, Inc.	27,069
756		McGrath Rentcorp.	21,546
1,199	[2]	Medis Technologies Ltd.	11,307
628	[2]	MemberWorks, Inc.	18,137
2,647	[2]	Mercury Computer Systems, Inc.	56,937
3,422	[2]	Mesa Air Group, Inc.	36,855
1,406		Milacron, Inc.	3,360
1,576	[2]	Mobile Mini, Inc.	33,238
3,581	[2]	Mueller Industries, Inc.	113,016
514		NACCO Industries, Inc., Class A	40,503
1,927	[2]	NCI Building System, Inc.	41,912
1,927	[2]	NCO Group, Inc.	45,863
5,039	[2]	Navigant Consulting, Inc.	82,791
1,091		New England Business Service, Inc.	31,748
2,686		Nordson Corp.	74,429
7,200	[2]	Northwest Airlines Corp., Class A	98,568
1,500	[2]	Old Dominion Freight Lines, Inc.	48,105
5,562	[2]	Orbital Sciences Corp.	51,115
3,558		OshKosh Truck Corp.	163,063
400	[2]	P.A.M. Transportation Services, Inc.	7,560
1,066	[2]	PICO Holdings, Inc.	15,777
4,137	[2]	PRG-Schultz International, Inc.	19,651
2,400	[2]	Pacer International, Inc.	49,488
1,070		Penn Engineering & Manufacturing Corp.	18,725
1,200	[2]	Perini Corp.	9,948
2,500	[2]	Plug Power, Inc.	15,800
1,000	[2]	Portfolio Recovery Associates, Inc.	25,850
1,200	[2]	Powell Industries, Inc.	23,256
6,700	[2]	Power-One, Inc.	60,702
1,421	[2]	Pre-Paid Legal Services, Inc.	38,594
1,700	[2]	Princeton Review (The), Inc.	12,682
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
7,700	[2]	Quanta Services, Inc.	$62,986
1,000		Quixote Corp.	24,220
3,100	[2]	RailAmerica, Inc.	32,922
600		Raven Industries, Inc.	15,690
2,498		Regal Beloit Corp.	50,834
2,486		Reliance Steel & Aluminum Co.	71,348
2,500	[2]	Resources Connection, Inc.	61,825
1,373	[2]	Right Management Consultants	24,783
1,084		Roadway Express, Inc.	55,555
1,047		Robbins & Myers, Inc.	22,092
2,627		Rollins, Inc.	53,381
2,977		Roper Industries, Inc.	147,123
1,063		Roto-Rooter, Inc.	37,524
1,901	[2]	SCS Transportation, Inc.	28,534
1,574	[2]	SOURCECORP, Inc.	36,879
1,107	[2]	SPS Technologies, Inc.	54,597
800		Schawk, Inc.	9,928
2,060	[2]	School Specialty, Inc.	57,433
374		Sequa Corp., Class A	17,840
3,600	[2]	Shaw Group, Inc.	49,140
1,554	[2]	Simpson Manufacturing Co., Inc.	69,542
6,100		SkyWest, Inc.	112,789
1,804		Smith (A.O.) Corp.	57,097
4,741	[2]	Sothebys Holdings, Inc., Class A	50,492
6,265	[2]	Spherion Corp.	54,506
1,630		Standard Register	28,688
1,177		Standex International Corp.	29,955
3,365		Stewart & Stevenson Services	56,263
1,292		Strayer Education, Inc.	126,526
4,060	[2]	Sylvan Learning Systems, Inc.	114,898
272	[2]	TIMCO Aviation Services, Warrants	3
1,000	[2]	TRC Cos., Inc.	17,730
2,026		Tecumseh Products Co., Class A	83,025
4,300	[2]	TeleTech Holdings, Inc.	28,294
3,352	[2]	Teledyne Technologies, Inc.	55,274
1,061		Tennant Co.	41,973
4,562		Terex Corp.	102,919
5,987	[2]	Tetra Tech, Inc.	134,588
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
5,300	[2]	Thomas & Betts Corp.	$94,340
976		Thomas Industries, Inc.	29,475
3,121		Tredegar Industries, Inc.	48,625
729	[2]	Trex Co. Inc.	26,973
3,936		Trinity Industries, Inc.	100,171
1,510	[2]	Triumph Group, Inc.	49,302
4,300	[2]	U.S.G. Corp.	72,025
1,728		URS Corp.	37,826
600	[2]	US Xpress Enterprises, Inc., Class A	7,632
3,033		USF Corp.	96,813
1,100		United Industrial Corp.	18,810
5,600	[2]	United Rentals, Inc.	97,552
3,593		United Stationers, Inc.	133,696
1,638		Universal Forest Products, Inc.	48,485
4,500	[2]	Valence Technology, Inc.	17,280
1,464		Valmont Industries, Inc.	30,451
2,066	[2]	Vicor Corp.	20,949
874	[2]	Volt Information Science, Inc.	15,295
3,172	[2]	Wabash National Corp.	73,178
3,335		Wabtec Corp.	51,026
1,000	[2]	Wackenhut Corrections Corp.	20,820
2,951		Walter Industries, Inc.	35,058
3,100	[2]	Washington Group International, Inc.	85,932
2,991	[2]	Waste Connections, Inc.	103,728
1,948		Watsco, Inc.	41,707
3,500	[2]	Watson Wyatt & Co. Holdings	84,175
1,680		Watts Industries, Inc., Class A	29,837
1,198		Woodward Governor Co.	55,419
3,003	[2]	Yellow Corp.	98,649
4,100		York International Corp.	162,934

		TOTAL	12,812,929

		Information Technology--19.9%
2,870	[2]	ATMI, Inc.	65,981
2,751	[2]	Actel Corp.	74,222
3,600	[2]	ActivCard Corp.	30,420
10,400	[2]	Activision, Inc.	156,936
11,300	[2]	Adaptec, Inc.	96,163
7,294	[2]	Advanced Digital Information Corp.	118,528
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,769	[2]	Advanced Energy Industries, Inc.	$40,386
3,900	[2]	Advent Software, Inc.	71,409
6,394	[2]	Aeroflex, Inc.	59,336
4,600	[2]	Agile Software Corp.	50,462
3,879		Agilysys, Inc.	39,876
12,300	[2]	Akamai Technologies, Inc.	97,170
3,488	[2]	Alliance Semiconductor Corp.	26,858
3,921	[2]	Allscripts Healthcare Solutions, Inc.	20,389
1,100	[2]	Altiris, Inc.	37,818
4,500	[2]	American Management System, Inc.	66,600
2,380	[2]	Anaren Microwave, Inc.	33,677
15,620	[2]	Andrew Corp.	204,310
3,330	[2]	Anixter International, Inc.	79,520
300	[2]	Ansoft Corp.	3,507
1,900	[2]	Ansys, Inc.	67,716
1,800	[2]	Anteon International Corp.	61,452
1,200	[2]	Applied Films Corp.	37,620
28,300	[2]	Ariba, Inc.	91,975
6,800	[2]	Arris Group, Inc.	40,800
4,238	[2]	Artesyn Technologies, Inc.	34,879
2,200	[2]	Artisan Components, Inc.	45,122
6,725	[2]	Ascential Software Corp.	149,228
4,100	[2]	Asiainfo Holdings, Inc.	28,987
3,600	[2]	Ask Jeeves, Inc.	68,976
4,100	[2]	Aspect Communications Corp.	55,473
5,179	[2]	Aspen Technology, Inc.	41,432
4,048	[2]	Asyst Technologies, Inc.	75,495
1,840	[2]	Atari, Inc.	7,102
1,798	[2]	Audiovox Corp., Class A	21,576
3,800	[2]	Autobytel.com, Inc.	39,710
6,300	[2]	Avanex Corp.	32,571
3,197	[2]	Avid Technology, Inc.	165,413
10,400	[2]	Axcelis Technologies, Inc.	110,032
1,599	[2]	BARRA, Inc.	60,762
1,200		BEI Technologies, Inc.	22,212
600	[2]	Bankrate, Inc.	9,162
1,000		Bel Fuse, Inc.	26,250
2,552	[2]	Benchmark Electronics, Inc.	124,333
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,922		Black Box Corp.	$82,761
7,420	[2]	Borland Software Corp.	65,890
2,300	[2]	Broadvision, Inc.	11,569
4,301	[2]	Brooks Automation, Inc.	107,310
3,324	[2]	C-COR Electronics, Inc.	33,506
3,008	[2]	CACI International, Inc., Class A	148,986
1,620	[2]	CCC Information Service Group, Inc.	27,216
38,900	[2]	CMG Information Services, Inc.	73,132
11,900	[2]	CNET, Inc.	96,866
5,500	[2]	CSG Systems International, Inc.	63,195
3,650		CTS Corp.	40,406
4,519	[2]	Cable Design Technologies, Class A	43,563
2,200	[2]	Cabot Microelectronics Corp.	125,400
600	[2]	Catapult Communications Corp.	8,178
3,267	[2]	Centillium Communications, Inc.	17,511
3,432	[2]	Checkpoint Systems, Inc.	64,659
5,000	[2]	ChipPAC, Inc.	41,700
5,480	[2]	Ciber, Inc.	50,526
7,300	[2]	Cirrus Logic, Inc.	59,568
4,000		Cognex Corp.	107,400
3,044	[2]	Coherent, Inc.	70,012
2,721		Cohu, Inc.	54,610
5,400	[2]	CommScope, Inc.	83,646
2,400	[2]	Compucom System, Inc.	12,240
3,200	[2]	Computer Horizons Corp.	12,160
2,383	[2]	Computer Network Technology	23,592
1,450	[2]	Comtech Telecommunications Corp.	42,703
1,700	[2]	Concord Communications, Inc.	30,447
3,000	[2]	Concur Technologies, Inc.	34,410
7,642	[2]	Concurrent Computer Corp.	35,535
28,500	[2]	Conexant Systems, Inc.	166,155
300	[2]	Convera Corp.	1,290
38,000	[2]	Corvis Corp.	54,340
7,300	[2]	Cray, Inc.	95,046
6,440	[2]	Credence Systems Corp.	105,036
600	[2]	CyberGuard Corp.	5,196
4	[2]	CycleLogic, Inc.	30
3,900	[2]	Cymer, Inc.	178,074
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,318	[2]	DSP Group, Inc.	$79,234
2,000	[2]	Daktronics, Inc.	30,980
1,846	[2]	Datastream Systems, Inc.	14,325
1,483	[2]	Digimarc Corp.	24,885
3,490	[2]	Digital Insight Corp.	73,220
2,900	[2]	Digital River, Inc.	79,402
2,800	[2]	DigitalThink, Inc.	6,272
1,667	[2]	Digitas, Inc.	14,503
700	[2]	Diodes, Inc.	16,548
2,200	[2]	Ditech Communications Corp.	23,210
4,918	[2]	Documentum, Inc.	146,311
2,600	[2]	Dot Hill Systems Corp.	34,866
1,400	[2]	Drexler Technology, Corp.	21,056
1,660	[2]	Dupont Photomasks, Inc.	38,479
6,900	[2]	E.piphany, Inc.	47,886
1,504		EMC Corp. Mass	31,685
1,800	[2]	EPIQ Systems, Inc.	30,420
3,684	[2]	ESS Technology, Inc.	51,134
13,800	[2]	EarthLink Network, Inc.	126,270
3,000	[2]	Echelon Corp.	38,940
3,139	[2]	Electro Scientific Industries, Inc.	77,094
4,800	[2]	Electronics for Imaging, Inc.	130,080
1,489	[2]	Embarcadero Technologies, Inc.	19,208
5,600	[2]	Entegris, Inc.	73,696
21,400	[2]	Enterasys Networks, Inc.	83,460
5,100	[2]	Entrust Technologies, Inc.	24,021
4,000	[2]	Epicor Software Corp.	40,440
2,200	[2]	Euronet Worldwide, Inc.	31,306
4,844	[2]	Exar Corp.	77,940
950	[2]	Excel Technology, Inc.	26,743
11,400	[2]	Extreme Networks, Inc.	98,040
2,496	[2]	F5 Networks, Inc.	62,425
2,531	[2]	FEI Co.	60,111
3,600	[2]	FLIR Systems, Inc.	112,536
3,573	[2]	FalconStor Software, Inc.	26,869
1,200	[2]	Fargo Electronics	16,524
4,137	[2]	Filenet Corp.	110,541
1,600	[2]	FindWhat.com	26,736
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
14,500	[2]	Finisar Corp.	$44,950
1,441	[2]	Forrester Research, Inc.	24,569
4,700	[2]	FreeMarkets, Inc.	29,422
9,221	[2]	Gartner Group, Inc., Class A	117,568
22,900	[2]	Gateway, Inc.	115,416
3,000	[2]	Genesis Microchip, Inc.	49,740
1,900	[2]	Gerber Scientific, Inc.	15,010
2,000	[2]	Global Imaging Systems, Inc.	58,100
11,936	[2]	GlobespanVirata, Inc.	73,526
800	[2]	Group 1 Software, Inc.	14,440
6,400	[2]	Harmonic Lightwaves, Inc.	49,664
3,251		Helix Technology Corp.	58,355
8	[2]	Hi/fn, Inc.	79
9,300	[2]	Homestore.com, Inc.	32,550
2,760	[2]	Hutchinson Technology, Inc.	92,488
2,700	[2]	Hypercom Corp.	13,284
4,092	[2]	Hyperion Solutions Corp.	137,041
2,000	[2]	IGATE Capital Corp.	10,800
1,644	[2]	IXYS Corp.	16,111
9,264	[2]	Identix, Inc.	53,268
5,297	[2]	InFocus Corp.	34,907
1,200	[2]	Inet Technologies, Inc.	16,140
2,700	[2]	InfoSpace.com, Inc.	70,416
3,124	[2]	InfoUSA, Inc.	25,617
6,700	[2]	Informatica Corp.	73,030
1,500	[2]	Innovex, Inc.	16,950
1,000	[2]	Integral Systems, Inc.	19,560
3,565	[2]	Integrated Silicon Solution, Inc.	50,338
4,400	[2]	Intelidata Technologies Corp.	9,680
2,280		Inter-Tel, Inc.	57,433
2,372	[2]	Intercept Group, Inc.	23,293
4,887	[2]	Intergraph Corp.	127,355
2,184	[2]	Interland, Inc.	16,618
3,900	[2]	Internet Security Systems, Inc.	63,999
3,500	[2]	Intervoice, Inc.	36,435
13,300	[2]	Interwoven, Inc.	50,407
1,300	[2]	Intrado, Inc.	23,504
5,412	[2]	Iomega Corp.	29,820
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,900	[2]	Itron, Inc.	$38,931
2,400	[2]	Ixia	28,800
3,493	[2]	JDA Software Group, Inc.	74,785
1,800	[2]	KFX, Inc.	10,782
1,800	[2]	Kana Software, Inc.	7,110
5,400		Keane, Inc.	70,956
1,056		Keithley Instruments, Inc.	17,033
9,100	[2]	Kemet Corp.	120,575
1,718	[2]	Keynote Systems, Inc.	19,499
2,300	[2]	Komag, Inc.	43,378
7,300	[2]	Kopin Corp.	53,509
2,077	[2]	Kronos, Inc.	124,620
5,894	[2]	Kulicke & Soffa Industries	86,524
5,231	[2]	LTX Corp.	74,751
800		Landauer, Inc.	31,288
10,700	[2]	Lattice Semiconductor Corp.	83,460
4,300	[2]	Lawson Software Inc.	35,862
5,600	[2]	Lexar Media, Inc.	128,296
3,421	[2]	Lightbridge, Inc.	32,842
3,300	[2]	Lionbridge Technologies, Inc.	29,799
2,064	[2]	Littelfuse, Inc.	54,902
10,000	[2]	LookSmart Ltd.	17,300
1,800	[2]	MAPICS, Inc.	19,481
2,063	[2]	MICROS Systems Corp.	83,531
2,800	[2]	MKS Instruments, Inc.	72,800
9,958	[2]	MPS Group, Inc.	95,099
2,058	[2]	MRO Software, Inc.	26,034
10,990	[2]	MRV Communications, Inc.	33,849
2,500		MSC Software Corp.	25,750
2,300		MTS Systems Corp.	40,457
4,300	[2]	Macrovision Corp.	94,471
2,600	[2]	Magma Design Automation	62,998
1,100	[2]	ManTech International Corp., Class A	26,906
2,312	[2]	Manhattan Associates, Inc.	64,366
1,600	[2]	Manufacturers' Services Ltd.	9,840
6,400	[2]	Manugistics Group, Inc.	46,464
100	[2]	Marketwatch.Com, Inc.	899
5,118	[2]	MatrixOne, Inc.	28,354
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,471	[2]	Mattson Technology, Inc.	$35,113
1,779	[2]	Maximus, Inc.	62,105
1,085	[2]	Medquist, Inc.	18,087
7,600	[2]	Mentor Graphics Corp.	127,300
3,486		Methode Electronics, Inc., Class A	41,518
1,000	[2]	Metrologic Instruments, Inc.	23,430
5,900	[2]	Micrel, Inc.	97,350
1,037	[2]	MicroStrategy, Inc., Class A	57,041
6,700	[2]	Micromuse, Inc.	53,935
3,504		Microsemi Corp.	72,533
2,489	[2]	Midway Games, Inc.	7,069
9,400	[2]	Mindspeed Technologies, Inc.	48,128
300	[2]	Mobius Management Systems, Inc.	3,864
2,200	[2]	Monolithic System Technology, Inc.	17,930
4,100	[2]	Mykrolis Corp.	60,475
1,100	[2]	NASSDA Corp.	9,350
2,400	[2]	NIC, Inc.	12,432
3,100	[2]	NYFIX, Inc.	24,676
400	[2]	National Processing, Inc.	8,836
800	[2]	Neoforma, Inc.	12,672
1,800	[2]	Neoware Systems, Inc.	30,510
3,594	[2]	Net2Phone, Inc.	20,773
5,600	[2]	NetIQ Corp.	67,984
868	[2]	NetRatings, Inc.	9,079
2,023	[2]	NetScout Systems, Inc.	11,207
2,719	[2]	Netegrity, Inc.	32,247
2,100	[2]	Network Equipment Technologies, Inc.	21,945
5,900	[2]	New Focus, Inc.	30,621
4,100	[2]	Newport Corp.	64,616
1,518	[2]	Nuance Communications, Inc.	10,960
2,900	[2]	ON Semiconductor Corp.	12,470
1,200	[2]	OPNET Technologies, Inc.	16,848
1,100	[2]	OSI Systems, Inc.	20,229
2,500	[2]	Omnivision Technologies, Inc.	142,000
6,333	[2]	Openwave Systems, Inc.	82,650
11,600	[2]	Oplink Communications, Inc.	27,144
5,000	[2]	Opsware, Inc.	41,600
1,700	[2]	Optical Communication Products, Inc.	3,995
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,400	[2]	Overland Storage, Inc.	$27,580
2,681	[2]	PC-Tel, Inc.	27,159
1,300	[2]	PDF Solutions, Inc.	15,340
2,461	[2]	Packeteer, Inc.	43,018
2,940	[2]	Palm, Inc.	42,130
999	[2]	PalmOne, Inc.	14,316
911	[2]	PalmSource, Inc.	34,775
23,900	[2]	Parametric Technology Corp.	74,329
1,792		Park Electrochemical Corp.	43,904
1,200	[2]	ParthusCeva, Inc.	8,868
3,352	[2]	Paxar Corp.	40,157
880	[2]	Pec Solutions, Inc.	13,394
3,223	[2]	Pegasus Systems, Inc.	35,195
700	[2]	Pegasystems, Inc.	5,327
3,100	[2]	Pemstar, Inc.	10,881
2,184	[2]	Pericom Semiconductor Corp.	24,876
7,700	[2]	Perot Systems Corp.	81,774
1,899	[2]	Photon Dynamics, Inc.	71,820
3,024	[2]	Photronics, Inc.	65,137
6,214	[2]	Pinnacle Systems, Inc.	43,187
3,841	[2]	Pixelworks, Inc.	46,399
1,700	[2]	Planar Systems, Inc.	39,338
4,274	[2]	Plantronics, Inc.	118,860
4,258	[2]	Plexus Corp.	73,621
2,700	[2]	Portal Software, Inc.	43,200
2,692	[2]	Power Integrations, Inc.	93,735
6,500	[2]	Powerwave Technologies, Inc.	42,315
3,642	[2]	Presstek, Inc.	28,080
5,200	[2]	Procurenet, Inc.	0
3,314	[2]	Progress Software Corp.	73,140
16,678	[2]	Proxim, Inc., Class A	24,350
3,200	[2]	Puma Technology, Inc.	22,336
700	[2]	QAD, Inc.	8,183
500	[2]	Quality Systems, Inc.	23,910
14,900	[2]	Quantum Corp. - DLT & Storage Systems	46,339
4,100	[2]	Quest Software, Inc.	61,090
6,371	[2]	REMEC, Inc.	70,272
19,600	[2]	RF Micro Devices, Inc.	229,516
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
5,000	[2]	RSA Security, Inc.	$64,850
2,249	[2]	RadiSys Corp.	43,968
1,752	[2]	Radiant Systems, Inc.	11,668
2,462	[2]	Rainbow Technologies, Inc.	30,307
5,000	[2]	Raindance Communications, Inc.	14,550
2,660	[2]	Read-Rite Corp.	106
8,700	[2]	Redback Networks, Inc.	3,654
1,778	[2]	Register.Com, Inc.	8,232
779	[2]	Renaissance Learning, Inc.	19,600
1,156	[2]	Research Frontiers, Inc.	12,196
5,700	[2]	Retek, Inc.	57,171
700		Richardson Electronics Ltd.	7,091
1,000	[2]	Rofin-Sinar Technologies, Inc.	23,750
1,716	[2]	Rogers Corp.	68,606
3,200	[2]	Roxio, Inc.	32,608
1,578	[2]	Rudolph Technologies, Inc.	41,265
7,300	[2]	S1 Corp.	58,984
3,800	[2]	SAFLINK Corp.	18,012
1,496	[2]	SBS Technologies, Inc.	20,525
2,758	[2]	SERENA Software, Inc.	47,576
1,800	[2]	SM&A Corp.	22,554
1,316	[2]	SPSS, Inc.	23,951
800	[2]	SRA International, Inc.	34,848
1,100		SS&C Technologies, Inc.	24,200
12,600	[2]	Safeguard Scientifics, Inc.	48,006
1,100	[2]	Safenet, Inc.	36,685
1,425	[2]	Sanchez Computer Associates	5,558
9,900	[2]	Sapient Corp.	54,252
7,852	[2]	ScanSoft, Inc	45,385
1,400	[2]	ScanSource, Inc.	60,200
2,503	[2]	SeaChange International, Inc.	38,546
3,352	[2]	Secure Computing Corp.	48,202
5,089	[2]	SeeBeyond Technology Corp.	17,659
1,743	[2]	Semitool, Inc.	15,896
6,200	[2]	Semtech Corp.	137,640
2,400	[2]	Sigma Designs, Inc.	20,496
21,194	[2]	Silicon Graphics, Inc.	23,949
7,306	[2]	Silicon Image, Inc.	51,361
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
8,400	[2]	Silicon Storage Technology	$93,912
600	[2]	Siliconix, Inc.	30,456
800	[2]	SimpleTech, Inc.	6,280
2,584	[2]	Sipex Corp.	22,636
14,600		Skyworks Solutions, Inc.	125,268
1,800	[2]	Sohu.com, Inc.	62,100
1,900	[2]	Sonic Solutions	33,820
5,464	[2]	Sonicwall, Inc.	44,258
21,000	[2]	Sonus Networks, Inc.	172,410
1,427	[2]	SpectraLink Corp.	25,115
1,022	[2]	Standard Microsystems Corp.	30,660
1,080		StarTek, Inc.	35,867
1,200	[2]	Stellent, Inc.	10,596
200	[2]	StorageNetworks, Inc.	337
500	[2]	Stratasys, Inc.	23,800
8,700	[2]	Stratex Networks, Inc.	27,840
4,500	[2]	Superconductor Technologies, Inc.	22,905
931	[2]	Supertex, Inc.	17,456
3,200	[2]	Support.com, Inc.	38,368
7,900	[2]	Surebeam Corp.	2,331
9,200	[2]	Sybase, Inc.	164,680
17,400	[2]	Sycamore Networks, Inc.	87,000
3,400	[2]	Sykes Enterprises, Inc.	31,688
3,400	[2]	Symmetricom, Inc.	24,480
1,500	[2]	Synaptics, Inc.	19,500
1,300	[2]	Synplicity, Inc.	8,775
565		Syntel, Inc.	14,018
500		Sypris Solutiions, Inc.	6,995
3,394	[2]	Systems & Computer Technology Corp.	49,892
4,533	[2]	THQ, Inc.	80,415
1,700	[2]	TTM Technologies	27,370
4,079	[2]	Take-Two Interactive Software, Inc.	161,324
1,280		Talx Corp.	27,725
4,238	[2]	Technitrol, Inc.	92,388
5,400	[2]	Tekelec, Inc.	86,886
6,500	[2]	Tellium, Inc.	10,530
8,100	[2]	Terayon Communication Systems, Inc.	55,647
500	[2]	TheStreet.com, Inc.	2,260
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,213	[2]	Three-Five Systems, Inc.	$10,268
8,800	[2]	Tibco Software, Inc.	56,672
2,200	[2]	Tier Technologies, Inc., Class B	22,550
8,500	[2]	Titan Corp.	179,520
1,702	[2]	Tollgrade Communications, Inc.	26,670
2,600	[2]	Tradestation Group, Inc.	22,126
3,341	[2]	Transaction Systems Architects, Inc., Class A	66,820
10,600	[2]	Transmeta Corp.	42,930
3,235	[2]	TriZetto Group, Inc.	21,998
3,288	[2]	Trimble Navigation Ltd.	90,913
14,012	[2]	Triquint Semiconductor, Inc.	100,466
3,600	[2]	Turnstone Systems, Inc.	10,188
4,200		Tyler Technologies, Inc.	33,264
5,583	[2]	UNOVA, Inc.	121,207
1,187	[2]	Ulticom, Inc.	12,582
1,943	[2]	Ultratech Stepper, Inc.	60,641
3,000	[2]	United Online, Inc.	86,370
1,490	[2]	Universal Display Corp.	17,150
7,900	[2]	ValueClick, Inc.	63,674
3,346	[2]	Varian Semiconductor Equipment Associates, Inc.	161,779
3,560	[2]	Varian, Inc.	127,484
2,800	[2]	Vastera, Inc.	10,360
2,441	[2]	Veeco Instruments, Inc.	61,855
800	[2]	Verint Systems, Inc.	17,912
2,502	[2]	Verity, Inc.	35,153
9,500	[2]	Verso Technologies, Inc.	36,860
2,174	[2]	ViaSat, Inc.	42,676
22,200	[2]	Vignette Corp.	55,722
1,300	[2]	Virage Logic Corp.	12,870
21,800	[2]	Vitesse Semiconductor Corp.	153,472
1,950	[2]	Vitria Technology, Inc.	11,525
4,651	[2]	Watchguard Technologies, Inc.	26,743
2,900	[2]	WebEx Communications, Inc.	64,061
2,388	[2]	Websense, Inc.	55,879
5,600	[2]	Westell Technologies, Inc., Class A	46,648
2,800	[2]	White Electronic Designs Corp.	30,800
7,700	[2]	Wind River Systems, Inc.	51,590
1,080		Woodhead Industries, Inc.	17,064
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,106		X-Rite, Inc.	$22,913
2,600	[2]	Xicor, Inc.	29,432
0	[2]	Yahoo, Inc.	14
4,493	[2]	Zoran Corp.	74,853
1,621	[2]	Zygo Corp.	24,412
4,900	[2]	aQuantive, Inc.	51,450
1,600	[2]	eCollege.com	34,704
4,900	[2]	eFunds Corp.	78,449
2,859	[2]	eSpeed, Inc., Class A	77,908
1,600	[2]	eUniverse, Inc.	3,120
900	[2]	iPayment Holdings, Inc.	21,870
2,000	[2]	j2 Global Communications, Inc.	56,640
5,300	[2]	webMethods, Inc.	46,004

		TOTAL	19,630,189

		Materials--4.2%
9,600		AK Steel Holding Corp.	23,040
1,966		AMCOL International Corp.	35,467
3,400		Albemarle Corp.	91,188
8,500		Allegheny Technologies, Inc.	65,025
700		Ameron, Inc.	22,988
2,093		Arch Chemicals, Inc.	46,423
5,500		Arch Coal, Inc.	134,750
2,155	[2]	Brush Engineered Materials, Inc.	27,433
2,790	[2]	Buckeye Technologies, Inc.	25,138
3,751		Calgon Carbon Corp.	24,081
2,465		Cambrex Corp.	58,273
3,153	[2]	Caraustar Industries, Inc.	30,300
2,157		Carpenter Technology Corp.	55,758
698		Centex Construction Products, Inc.	37,622
1,270	[2]	Century Aluminium Co.	20,904
1,529		Chesapeake Corp.	37,308
1,320	[2]	Cleveland Cliffs, Inc.	39,600
17,800		Coeur d'Alene Mines Corp.	62,122
2,606		Commercial Metals Corp.	64,316
12,054		Crompton Corp.	64,609
17,400	[2]	Crown Holdings, Inc.	137,460
1,192		Deltic Timber Corp.	34,127
1,100	[2]	Ethyl Corp.	17,710
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
3,700	[2]	FMC Corp.	$103,637
4,301		Ferro Corp.	88,300
3,036		Fuller (H.B.) Co.	75,232
3,083		Georgia Gulf Corp.	82,933
979		Gibraltar Steel Corp.	23,516
2,957		Glatfelter (P.H.) Co.	37,702
8,800	[2]	Grace (W.R.) & Co.	28,160
5,618	[2]	GrafTech International Ltd.	58,371
3,500		Great Lakes Chemical Corp.	75,250
1,384		Greif Brothers Corp., Class A	45,022
2,800	[2]	Headwaters, Inc.	52,472
13,500		Hecla Mining Co.	79,650
9,500	[2]	Hercules, Inc.	99,275
13,100		IMC Global, Inc.	91,569
1,200	[2]	Liquidmetal Technologies	3,300
5,420		Longview Fibre Co.	58,265
12,216	[2]	Louisiana-Pacific Corp.	232,348
2,872		MacDermid, Inc.	85,815
6,500		Massey Energy Co.	90,350
1,400	[2]	Material Sciences Corp.	13,132
6,716	[2]	Millennium Chemicals, Inc.	67,294
2,063		Minerals Technologies, Inc.	113,052
2,027		Myers Industries, Inc.	24,729
922		NL Industries, Inc.	16,218
1,900		NN, Inc.	22,800
3,400	[2]	OM Group, Inc.	60,860
1,100		Octel Corp.	20,471
6,123		Olin Corp.	106,601
3,468	[2]	Omnova Solutions, Inc.	12,173
9,642	[2]	Polyone Corp.	46,571
1,688		Pope & Talbot, Inc.	24,189
3,227		Potlatch Corp.	100,876
800		Quaker Chemical Corp.	21,232
1,758		Quanex Corp.	70,408
1,977	[2]	RTI International Metals	23,744
2,404		Rock-Tenn Co.	38,704
1,300		Royal Gold, Inc.	26,949
2,267		Ryerson Tull, Inc.	18,272
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
800		Schnitzer Steel Industries, Inc., Class A	$30,144
3,859		Schulman (A.), Inc.	73,282
1,593		Schweitzer-Mauduit International, Inc.	42,374
1,100	[2]	Silgan Holdings, Inc.	35,178
12,100		Solutia, Inc.	32,307
2,347		Spartech Corp.	54,403
4,556	[2]	Steel Dynamics, Inc.	84,878
530		Stepan, Co.	13,049
4,590	[2]	Stillwater Mining Co.	32,084
2,401	[2]	Symyx Technologies, Inc.	50,781
2,506		Texas Industries, Inc.	68,088
8,683		USEC, Inc.	64,688
3,240		Valhi, Inc.	40,824
3,895		Wausau-Mosinee Paper Corp.	48,142
2,603		Wellman, Inc.	21,475
400		Westmoreland Coal Co.	5,884

		TOTAL	4,092,665

		Telecommunication Services--1.2%
2,900	[2]	AT Road, Inc.	37,410
3,800	[2]	Aether Systems, Inc.	18,240
2,300	[2]	Boston Communications Group, Inc.	21,666
1,840		CT Communications, Inc.	25,558
827	[2]	Centennial Cellular Corp., Class A	4,962
19,500	[2]	Cincinnati Bell, Inc.	99,645
2,202		Commonwealth Telephone Enterprises, Inc.	89,754
2,000		D & E Communications, Inc.	28,180
1,800	[2]	Dobson Communications Corp., Class A	15,606
1,500	[2]	EMS Technologies, Inc.	26,700
4,576	[2]	General Communications, Inc., Class A	45,119
1,357	[2]	Golden Telecom, Inc.	35,175
1,314		Hickory Tech Corp.	15,702
100	[2]	Hungarian Telephone & Cable Corp.	971
6,300	[2]	Infonet Services Corp., Class B	14,931
10,600	[2]	McLeodUSA, Inc., Class A	12,508
600	[2]	Metro One Telecommunications	1,584
1,300	[2]	NII Holdings, Inc.	100,217
1	[2]	Nextel Partners, Inc., Class A	12
1,629		North Pittsburgh Systems, Inc.	29,941
Shares			Value
		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
3,900	[2]	PTEK Holdings, Inc.	$33,969
5,234	[2]	Price Communications Corp.	65,791
6,200	[2]	Primus Telecommunications Group, Inc.	57,164
3,700	[2]	SBA Communications, Corp.	15,059
300		Shenandoah Telecommunications Co.	12,708
1,500		SureWest Communications	59,805
2,666	[2]	TALK America Holdings, Inc.	33,272
5,000	[2]	Time Warner Telecom, Inc.	51,750
2,300	[2]	Triton PCS, Inc., Class A	10,327
300		Warwick Valley Telephone Co.	9,450
6,100	[2]	Western Wireless Corp., Class A	118,340
2,800	[2]	Wiltel Communications, Inc.	49,644
3,000	[2]	Wireless Facilities, Inc.	51,540

		TOTAL	1,192,700

		Utilities--2.8%
14,700	[2]	Allegheny Energy, Inc.	155,526
1,579		American States Water Co.	38,686
18,599	[2]	Aquila, Inc.	73,466
5,509		Atmos Energy Corp.	134,971
5,185		Avista Corp.	88,145
3,400		Black Hills Corp.	109,378
1,804		CH Energy Group, Inc.	79,015
14,300	[2]	CMS Energy Corp.	116,116
1,627		California Water Service Group	44,498
1,752		Cascade Natural Gas Corp.	34,164
1,200		Central VT Public Service Corp.	27,600
400		Chesapeake Utilities Corp.	9,752
5,480		Cleco Corp.	91,790
850		Connecticut Water Service, Inc.	25,220
5,115		El Paso Electric Co.	62,096
2,961		Empire Distribution Electric Co.	62,773
4,168		Energen Corp.	153,674
500		EnergySouth, Inc.	18,180
4,600		Idacorp, Inc.	124,890
1,997		Laclede Group, Inc.	56,615
1,842		MGE Energy, Inc.	58,391
850		Middlesex Water Co.	22,109
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
1,135		NUI Corp.	$19,374
3,221		New Jersey Resources Corp.	121,915
2,696		Northwest Natural Gas Co.	78,184
2,671		Otter Tail Power Co.	71,289
4,623		PNM Resources, Inc.	130,738
194		SJW Corp.	17,169
3,307		Semco Energy, Inc.	16,171
12,366	[2]	Sierra Pacific Resources	73,825
1,282		South Jersey Industries, Inc.	48,626
6,694		Southern Union Co.	117,881
3,178		Southwest Gas Corp.	71,759
1,750		Southwest Water Co.	25,288
4,483	[2]	Southwestern Energy Co.	86,970
965		UIL Holdings Corp.	36,245
3,006		UniSource Energy Corp.	58,016
6,900		Westar Energy, Inc.	137,862

		TOTAL	2,698,367

		TOTAL COMMON STOCKS (IDENTIFIED COST $68,737,444)	91,792,142

		CORPORATE BONDS--0.0%
		Industrials--0.0%
$262		TIMCO Aviation Services, Sub. Note, 8.00%, 1/2/2007 (IDENTIFIED COST $0)	14

		PREFERRED STOCKS--0.0%
		Healthcare--0.0%
76		Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	0

Principal Amount			Value
		U.S. TREASURY--1.0%[3]
$1,020,000		United States Treasury Bill, 1/15/2004 (IDENTIFIED COST $1,017,948)	$1,018,031

		MUTUAL FUNDS--5.6%
5,514,009	[4]	Federated Prime Value Obligations Fund, IS Shares	5,514,009
900		Gladstone Capital Corp.	18,180

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,530,254)	5,532,189

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $75,314,378)[5]	$98,342,376

		OTHER ASSETS AND LIABILITIES -- net--0.1%	85,143

		TOTAL NET ASSETS--100%	$98,427,519

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $6,604,375 at October 31, 2003, which represents 6.7% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 100.0%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $80,261,763.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at value including $5,514,009 of investments in affiliated issuer (identified cost $75,314,378)		$98,342,376
Cash		45,268
Income receivable		51,058
Receivable for investments sold		109,025
Receivable for shares sold		182,937

TOTAL ASSETS		98,730,664

Liabilities:
Payable for shares redeemed	$209,666
Payable for daily variation margin	34,375
Payable for Directors'/Trustees' fees	385
Payable for portfolio accounting fees (Note 5)	3,829
Payable for distribution services fee (Note 5)	8,920
Payable for shareholder services fee (Note 5)	20,625
Accrued expenses	25,345

TOTAL LIABILITIES		303,145

Net assets for 7,788,081 shares outstanding		$98,427,519

Net Assets Consist of:
Paid in capital		$91,800,785
Net unrealized appreciation of investments and futures contracts		23,235,486
Accumulated net realized loss on investments and futures contracts		(16,609,737)
Undistributed net investment income		985

TOTAL NET ASSETS		$98,427,519

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($89,784,738 ÷ 7,094,961 shares outstanding)		$12.65

Class C Shares:
Net asset value per share ($8,642,781 ÷ 693,120 shares outstanding)		$12.47

Offering price per share (100/99.00 of $12.47)[1]		$12.60

Redemption proceeds per share (99.00/100 of $12.47)[1]		$12.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Dividends (including $42,234 received from affiliated issuer (Note 5) and net of foreign taxes withheld of $441)			$1,022,953
Interest (including income on securities loaned of $21,853)			28,939

TOTAL INCOME			1,051,892

Expenses:
Management fee (Note 5)		$406,922
Custodian fees		93,490
Transfer and dividend disbursing agent fees and expenses (Note 5)		99,735
Directors'/Trustees' fees		4,168
Auditing fees		14,668
Legal fees		4,302
Portfolio accounting fees (Note 5)		117,096
Distribution services fee--Class C Shares (Note 5)		48,956
Shareholder services fee--Institutional Shares (Note 5)		187,142
Shareholder services fee--Class C Shares (Note 5)		16,319
Share registration costs		39,439
Printing and postage		86,487
Insurance premiums		1,946
Taxes		416
Miscellaneous		8,100

TOTAL EXPENSES		1,129,186

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of management fee	$(253,377)
Waiver of shareholder services fee--Institutional Shares	(97,314)

TOTAL WAIVERS AND REIMBURSEMENTS		(350,691)

Net expenses			778,495

Net investment income			273,397

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,232,622)
Net realized gain futures contracts			1,227,200
Net change in unrealized depreciation of investments and futures contracts			29,140,441

Net realized and unrealized gain on investments and futures contracts			29,135,019

Change in net assets resulting from operations			$29,408,416

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$273,397	$425,154
Net realized loss on investments and futures contracts	(5,422)	(14,913,760)
Net change in unrealized appreciation/depreciation of investments and futures contracts	29,140,441	1,675,269

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,408,416	(12,813,337)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(305,638)	(421,312)

Share Transactions:
Proceeds from sale of shares	61,110,038	92,151,376
Net asset value of shares issued to shareholders in payment of distributions declared	237,530	348,540
Cost of shares redeemed	(58,820,244)	(100,236,188)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,527,324	(7,736,272)

Change in net assets	31,630,102	(20,970,921)

Net Assets:
Beginning of period	66,797,417	87,768,338

End of period (including undistributed net investment income of $985 and $33,226, respectively)	$98,427,519	$66,797,417

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2003, the Fund had realized gain on future contracts of $1,227,200. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2003	25 Russell 2000 Index Futures	Long	$207,488

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2003, the Fund had no outstanding securities out on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,635,137	$58,946,656	8,039,749	$89,498,691
Shares issued to shareholders in payment of distributions declared	24,716	237,530	32,037	348,540
Shares redeemed	(5,436,849)	(57,638,908)	(9,238,628)	(98,304,575)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	223,004	$1,545,278	(1,166,842)	$(8,457,344)

Year Ended October 31	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	214,095	$2,163,382	243,443	$2,652,685
Shares redeemed	(120,311)	(1,181,336)	(172,345)	(1,931,613)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	93,784	$982,046	71,098	$721,072

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	316,788	$2,527,324	(1,095,744)	$(7,736,272)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to wash sales adjustments.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-in Capital	Accumulated Net Realized Losses
$202,026	$(202,026)

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Change in Net Assets for the years ended October 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$305,638	$421,312

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$985
Net unrealized appreciation	$18,080,613
Capital loss carryforward	$11,454,864

The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.

At October 31, 2003, the cost of investments for federal tax purposes was $80,261,763. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $18,080,613. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,563,640 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,483,027.

At October 31, 2003, the Fund had a capital loss carryforward of $11,454,864, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,591,631
2010	8,627,505
2011	1,235,728

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Fund Asset Management L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.030% of the Fund's average daily net assets.

Prior to March 27, 2003, the Sub-Manager was Deutsche Asset Management, Inc.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $42,234 for the period.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended October 31, 2003. FSC retained $901 of contingent deferred sales charges relating to redemptions of Class C shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2003, were as follows:

Purchases	$36,825,553
Sales	$37,653,965

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federat ed does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003 (the "Tax Relief Act"). The Fund will designate the amount allowable under the Tax Relief Act as subject to such maximum tax rate. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MINI-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mini-Cap Index Fund (one of the portfolios constituting Federated Index Trust) (the "Trust") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mini-Cap Index Fund of Federated Index Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four po rtfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation;
Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated
Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Log of Federated Investors]

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

29456 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

[Logo of Federated Investors]

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$14.11	$15.26	$20.13	$17.63	$16.53
Income From Investment Operations:
Net investment income	0.10	0.10	0.11	0.17	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	4.12	(0.90)	(2.51)	4.71	2.92

TOTAL FROM INVESTMENT OPERATIONS	4.22	(0.80)	(2.40)	4.88	3.08

Less Distributions:
Distributions from net investment income	(0.11)	(0.10)	(0.14)	(0.16)	(0.15)
Distributions from net realized gain on investments and futures contracts	--	(0.25)	(2.33)	(2.22)	(1.83)

TOTAL DISTRIBUTIONS	(0.11)	(0.35)	(2.47)	(2.38)	(1.98)

Net Asset Value, End of Period	$18.22	$14.11	$15.26	$20.13	$17.63

Total Return[1]	30.04%	(5.47)%	(12.97)%	30.40%	20.23%

Ratios to Average Net Assets:
Expenses	0.49%	0.50%	0.58%	0.57%	0.60%

Net investment income	0.69%	0.66%	0.72%	1.03%	0.98%

Expense waiver/reimbursement[2]	0.26%	0.23%	0.22%	0.22%	0.22%

Supplemental Data:
Net assets, end of period (000 omitted)	$564,618	$364,656	$304,982	$213,466	110,100

Portfolio turnover	11%	40%	30%	38%	40%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The fund's total return for the 12 month reporting period ended October 31, 2003 was 30.04%1 . The target index, Standard & Poor's Midcap 400 Index (S&P 400)2 had a total return of 30.73% during the reporting period. Fund performance varied from the S&P 400 due to transaction costs, expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity.

During the last 12 months, the U.S. stock prices rose sharply bringing an end to the bear market. Lower interest rates have especially helped to sustain the consumer sector, stimulating a strong housing market and consumer spending through mortgage refinancing activity. These positive factors in conjunction with tax cuts provided the necessary stimulus for a broader economic recovery. An equally important factor for the rise in stock prices was the improvement in corporate earnings.

Continuing the pattern of the previous year, large-capitalization stocks lagged medium and small-capitalization stocks. Compared to the 20.80% return from the S&P 5003 in the last 12 months, the S&P 400 returned 30.73% and Russell 2000 Index4 returned 43.37% during the reporting period.

Mid-Cap value stocks (those with lower price-to-earnings (P/E) ratios) outperformed growth (higher P/E ratio) stocks during the reporting period. The S&P MidCap 400/Barra Value Index5 returned 33.41% while the S&P MidCap 400/Barra Growth Index6 returned 28.08% during the reporting period.

During the reporting period the strongest performing sectors in the S&P 400 were Information Technology, Industrials and Healthcare while the worst performing sectors were Energy, Materials and Consumer Staples.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

3 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic, economy through changes in the aggregate market value of 500 stocks representing all major industries.

4 Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

5 S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

6 S&P 500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 index having the highest price of book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

GROWTH OF $25,000 INVESTMENT

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Mid-Cap Index Fund (the "Fund") from October 31, 1993 to October 31, 2003 compared to S&P 400.2

Average Annual Total Returns for the Period Ended 10/31/2003
1 Year	30.04%
5 Years	10.90%
10 Years	12.66%
Start of Performance (11/5/1992)	13.17%

GROWTH OF $25,000 AS OF OCTOBER 31, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 400 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Portfolio of Investments

October 31, 2003

Shares			Value
		COMMON STOCKS--91.5%[1]
		Consumer Discretionary--15.3%
38,666	[2]	99 Cents Only Stores	$1,151,087
55,900	[2]	Abercrombie & Fitch Co., Class A	1,593,150
41,350	[2]	American Eagle Outfitters, Inc.	661,186
32,600		Applebee's International, Inc.	1,222,826
38,400		ArvinMeritor, Inc.	644,736
10,200		Bandag, Inc.	373,320
36,500	[2]	Barnes & Noble, Inc.	1,087,700
61,500		Belo (A.H.) Corp., Series A	1,676,490
25,900		Blyth Industries, Inc.	724,682
19,700		Bob Evans Farms, Inc.	582,332
42,400	[2]	Borders Group, Inc.	960,360
15,700		BorgWarner, Inc.	1,249,563
34,100		Boyd Gaming Corp.	520,366
53,312	[2]	Brinker International, Inc.	1,696,921
28,750		CBRL Group, Inc.	1,114,062
45,100		Callaway Golf Co.	732,875
58,000	[2]	CarMax, Inc.	1,827,580
29,000	[2]	Catalina Marketing Corp.	511,850
28,800	[2]	Cheesecake Factory, Inc.	1,150,272
49,500	[2]	Chicos Fas, Inc.	1,858,230
27,450		Claire's Stores, Inc.	1,062,315
100,400	[2]	Coach, Inc.	3,561,188
88,750		D. R. Horton, Inc.	3,532,250
65,200	[2]	Dollar Tree Stores, Inc.	2,489,336
30,000	[2]	Emmis Communications, Corp., Class A	665,400
28,000	[2]	Entercom Communication Corp.	1,282,680
50,000	[2]	Extended Stay America, Inc.	735,000
32,600		Furniture Brands International, Inc.	790,876
42,900		Gentex Corp.	1,675,245
32,800		Gtech Holdings Corp.	1,465,504
48,600		Harte-Hanks	965,682
16,400	[2]	Hovnanian Enterprises, Inc., Class A	1,332,992
28,700		International Speedway Corp., Class A	1,220,898
33,400	[2]	Krispy Kreme Doughnuts, Inc.	1,446,888
37,800	[2]	Lear Corp.	2,195,802
24,900		Lee Enterprises, Inc.	1,049,784
41,860		Lennar Corp., Class A	3,844,841
34,400		Mandalay Resort Group	1,350,200
13,100		Media General, Inc., Class A	865,255
37,000		Michaels Stores, Inc.	1,756,390
19,000		Modine Manufacturing Co.	486,210
37,800	[2]	Mohawk Industries, Inc.	2,801,736
26,700	[2]	Neiman-Marcus Group, Inc., Class A	1,269,585
32,000	[2]	O'Reilly Automotive, Inc.	1,385,280
43,600		Outback Steakhouse, Inc.	1,831,200
163,900	[2]	Park Place Entertainment Corp.	1,573,440
36,069	[2]	Payless ShoeSource, Inc.	477,193
79,000		PetSmart, Inc.	2,023,190
51,900		Pier 1 Imports, Inc.	1,198,890
55,100		Readers Digest Association, Inc., Class A	811,623
48,300	[2]	Rent-A-Center, Inc.	1,509,858
44,200		Ross Stores, Inc.	2,210,442
35,900		Ruby Tuesday, Inc.	981,865
76,536	[2]	Saks, Inc.	1,063,850
23,000	[2]	Scholastic Corp.	711,390
49,400	[2]	Six Flags, Inc.	292,448
16,000		Superior Industries International, Inc.	680,000
20,600	[2]	Timberland Co., Class A	1,070,170
42,500	[2]	Toll Brothers, Inc.	1,565,700
30,200	[2]	Unifi, Inc.	150,698
5,283		Washington Post Co., Class B	3,895,737
57,600	[2]	Westwood One, Inc.	1,723,968
64,600	[2]	Williams-Sonoma, Inc.	2,282,318

		TOTAL	86,624,905

		Consumer Staples--4.2%
40,600	[2]	BJ's Wholesale Club, Inc.	1,043,014
22,500		Church and Dwight, Inc.	838,575
51,500	[2]	Constellation Brands, Inc., Class A	1,615,555
89,249	[2]	Dean Foods Co.	2,699,782
52,200		Dial Corp.	1,252,800
46,425	[2]	Energizer Holdings, Inc.	1,708,440
75,800		Hormel Foods Corp.	1,871,502
27,300		Interstate Bakeries Corp.	400,764
20,149		Lancaster Colony Corp.	800,117
22,600		Longs Drug Stores Corp.	506,240
80,800		PepsiAmericas, Inc.	1,210,384
24,800		Ruddick Corp.	395,808
26,500		Sensient Technologies Corp.	508,800
61,400	[2]	Smithfield Foods, Inc.	1,305,364
27,918		Smucker (J.M.) Co.	1,221,971
29,242		Tootsie Roll Industries, Inc.	964,694
193,527		Tyson Foods, Inc., Class A	2,761,630
13,900		Universal Corp.	605,762
34,200	[2]	Whole Foods Market, Inc.	2,026,008

		TOTAL	23,737,210

		Energy--5.5%
31,600	[2]	Cooper Cameron Corp.	1,353,112
45		Cross Timbers RoyaltyTrust	1,128
85,500		ENSCO International, Inc.	2,252,925
36,228	[2]	FMC Technologies, Inc.	727,458
25,500	[2]	Forest Oil Corp.	597,975
64,766	[2]	Grant Prideco, Inc.	734,446
35,500	[2]	Hanover Compressor Co.	376,300
26,900		Helmerich & Payne, Inc.	713,119
50,700		Murphy Oil Corp.	2,990,286
45,600	[2]	National-Oilwell, Inc.	869,592
33,400		Noble Energy, Inc.	1,326,648
19,400		Overseas Shipholding Group, Inc.	528,844
46,300	[2]	Patterson-UTI Energy, Inc.	1,323,717
65,800	[2]	Pioneer Natural Resources, Inc.	1,740,410
33,700		Pogo Producing Co.	1,408,997
77,800	[2]	Pride International, Inc.	1,274,364
58,400	[2]	Smith International, Inc.	2,174,232
35,500		Tidewater, Inc.	973,055
65,000		Valero Energy Corp.	2,775,500
54,482	[2]	Varco International, Inc.	958,338
73,666	[2]	Weatherford International Ltd.	2,559,893
18,600		Western Gas Resources, Inc.	790,500
100,700		XTO Energy, Inc.	2,383,569

		TOTAL	30,834,408

		Financials--18.4%
45,400		AMB Property Corp.	1,361,546
31,600	[2]	Allmerica Financial Corp.	841,508
39,100		American Financial Group, Inc.	870,757
89,400	[2]	Americredit Corp.	1,197,960
23,500		AmerUs Group Co.	887,125
41,515		Associated Banc Corp.	1,708,757
46,900		Astoria Financial Corp.	1,624,616
33,900		Bank of Hawaii Corp.	1,335,660
91,300		Banknorth Group, Inc.	2,859,516
46,650		Berkley, W. R. Corp.	1,599,629
37,000		Brown & Brown	1,126,650
28,100		City National Corp.	1,691,901
66,300		Colonial BancGroup, Inc.	1,039,584
43,000		Commerce Bancorp, Inc.	2,078,620
70,000		Compass Bancshares, Inc.	2,644,600
187	[2]	Corrections Corp. of America	4,593
31,700		Cullen Frost Bankers, Inc.	1,228,692
197,600	[2]	E*Trade Group, Inc.	2,035,280
37,500		Eaton Vance Corp.	1,308,000
45,987		Edwards(AG), Inc.	1,862,473
31,700		Everest Re Group Ltd.	2,629,515
78,437		Fidelity National Financial, Inc.	2,425,272
41,100		First American Financial Corp.	1,177,515
47,400		FirstMerit Corp.	1,221,972
29,400		GATX Corp.	661,206
49,200		Gallagher (Arthur J.) & Co.	1,436,148
31,100		Greater Bay Bancorp	838,456
78,450		Greenpoint Financial Corp.	2,443,717
34,100		HCC Insurance Holdings, Inc.	993,674
86,400		Hibernia Corp., Class A	1,951,776
31,700		Highwoods Properties, Inc.	786,160
24,000		Horace Mann Educators Corp.	318,000
36,500		Hospitality Properties Trust	1,338,455
30,900		Independence Community Bank	1,135,575
31,000		IndyMac Bancorp, Inc.	911,400
27,949	[2]	Investment Technology Group, Inc.	555,067
37,800		Investors Financial Services Corp.	1,335,474
33,600		Labranche & Co. Inc.	355,824
37,000		Legg Mason, Inc.	3,080,250
32,300		Leucadia National Corp.	1,356,600
44,000		Liberty Property Trust	1,600,720
66,939		M & T Bank Corp.	6,285,572
32,400		Mack-Cali Realty Corp.	1,221,156
42,450		Mercantile Bankshares Corp.	1,798,607
25,000		Mony Group, Inc.	800,250
112,850		National Commerce Financial Corp.	3,099,990
17,200		Neuberger Berman, Inc.	745,620
56,600		New Plan Excel Realty Trust	1,284,820
77,366		New York Community Bancorp, Inc.	2,800,649
34,200	[2]	Ohio Casualty Corp.	523,260
66,400		Old Republic International Corp.	2,386,416
51,300		PMI Group, Inc.	1,961,199
37,000		Protective Life Corp.	1,201,390
26,200		Provident Financial Group, Inc.	771,590
53,500		Radian Group, Inc.	2,830,150
45,550		Roslyn Bancorp, Inc.	1,227,117
58,800		SEI Investments, Co.	1,712,256
20,800	[2]	Silicon Valley Bancshares	730,080
161,500		Sovereign Bancorp, Inc.	3,360,815
15,700		StanCorp Financial Group, Inc.	989,885
41,800		TCF Financial Corp.	2,181,124
67,600		United Dominion Realty Trust, Inc.	1,179,620
37,400		Unitrin, Inc.	1,383,800
44,300		Waddell & Reed Financial, Inc., Class A	982,574
40,580		Washington Federal, Inc.	1,068,877
24,500		Webster Financial Corp. Waterbury	1,095,150
18,500		WestAmerica Bancorp.	926,110
36,900		Wilmington Trust Corp.	1,242,792

		TOTAL	103,651,112

		Healthcare--11.9%
51,400	[2]	AdvancePCS	2,645,558
51,300	[2]	Apogent Technologies, Inc.	1,126,035
30,900	[2]	Apria Healthcare Group, Inc.	896,100
37,700	[2]	Barr Laboratories, Inc.	2,894,229
34,000		Beckman Coulter, Inc.	1,688,100
26,400	[2]	Charles River Laboratories International, Inc.	851,136
54,900	[2]	Community Health Systems, Inc.	1,318,698
34,500	[2]	Covance, Inc.	898,035
33,100	[2]	Coventry Health Care, Inc.	1,812,225
65,300	[2]	Cytyc Corp.	844,329
45,200		Dentsply International, Inc.	1,997,388
32,900	[2]	Edwards Lifesciences Corp.	954,100
53,500	[2]	First Health Group Corp.	1,305,935
111,700	[2]	Gilead Sciences, Inc.	6,096,586
65,040	[2]	Health Net, Inc.	2,054,614
25,500	[2]	Henry Schein, Inc.	1,582,275
33,800		Hillenbrand Industries, Inc.	2,012,114
48,500		ICN Pharmaceuticals, Inc.	936,535
87,700	[2]	IDEC Pharmaceuticals Corp.	3,080,901
109,425	[2]	Ivax Corp.	2,107,525
23,400	[2]	LifePoint Hospitals, Inc.	601,614
55,500	[2]	Lincare Holdings, Inc.	2,161,170
168,492	[2]	Millennium Pharmaceuticals, Inc.	2,682,393
149,775		Mylan Laboratories, Inc.	3,617,066
57,400		Omnicare, Inc.	2,200,716
46,800	[2]	Oxford Health Plans, Inc.	1,895,400
21,398	[2]	PacifiCare Health Systems, Inc.	1,273,181
39,100	[2]	Patterson Dental Co.	2,501,618
39,000		Perrigo Co.	524,550
19,200	[2]	Pharmaceutical Resources, Inc.	1,387,776
54,100	[2]	Protein Design Laboratories, Inc.	729,268
64,400	[2]	SICOR, Inc.	1,725,920
48,200	[2]	Sepracor, Inc.	1,283,566
39,000	[2]	Steris Corp.	811,980
40,680	[2]	Triad Hospitals, Inc.	1,250,096
32,400	[2]	Universal Health Services, Inc., Class B	1,524,420
28,800	[2]	VISX, Inc.	698,688
38,200	[2]	Varian Medical Systems, Inc.	2,442,508
41,200	[2]	Vertex Pharmaceuticals, Inc.	540,544

		TOTAL	66,954,892

		Industrials--11.0%
43,800	[2]	AGCO Corp.	788,400
18,500		AMETEK, Inc.	870,425
14,100	[2]	Alaska Air Group, Inc.	405,939
23,100		Alexander and Baldwin, Inc.	716,331
46,600		Allete	1,407,786
14,150		Banta Corp.	541,379
29,000		Brinks Co. (The)	581,450
46,800		C.H. Robinson Worldwide, Inc.	1,833,624
29,200		CNF Transportation, Inc.	1,022,584
58,100	[2]	Career Education Corp.	3,111,255
17,200		Carlisle Cos., Inc.	986,420
48,733	[2]	ChoicePoint, Inc.	1,707,604
49,200	[2]	Copart, Inc.	613,524
25,300	[2]	Corinthian Colleges, Inc.	1,566,576
39,300	[2]	DeVRY, Inc.	953,811
23,400		Donaldson Co., Inc.	1,338,948
41,800	[2]	Dun & Bradstreet Corp.	1,945,790
25,500	[2]	Dycom Industries, Inc.	551,055
25,100	[2]	EGL, Inc.	409,381
20,500	[2]	Education Management Corp.	1,295,190
59,900		Expeditors International Washington, Inc.	2,248,646
43,200		Fastenal Co.	1,921,104
26,900		Federal Signal Corp.	397,851
29,500	[2]	Flowserve Corp.	603,570
24,900		Graco, Inc.	948,690
22,025		Granite Construction, Inc.	440,280
32,200		HON Industries, Inc.	1,320,200
22,800		Harsco Corp.	873,468
31,980		Hubbell, Inc., Class B	1,370,023
46,000	[2]	Hunt (J.B.) Transportation Services, Inc.	1,167,480
31,100	[2]	Jacobs Engineering Group, Inc.	1,440,552
37,500	[2]	Jet Blue Airways Corp.	2,163,000
19,975		Kelly Services, Inc., Class A	489,387
20,500		Kennametal, Inc.	756,040
20,200	[2]	Korn/Ferry International	176,548
54,300	[2]	L-3 Communications Holdings, Inc.	2,537,982
43,200		Manpower, Inc.	2,004,480
40,800		Miller Herman, Inc.	937,176
17,900		Nordson Corp.	496,009
27,200		Pentair, Inc.	1,115,200
28,400		Precision Castparts Corp.	1,168,092
61,400	2	Quanta Services, Inc.	502,252
88,100		Republic Services, Inc.	2,048,325
25,350		Rollins, Inc.	515,112
44,600	[2]	SPX Corp.	2,146,152
5,900	[2]	Sequa Corp., Class A	281,430
32,800	[2]	Sothebys Holdings, Inc., Class A	349,320
23,900	[2]	Stericycle, Inc.	1,103,702
46,600	[2]	Swift Transportation Co.	1,045,238
23,000	[2]	Sylvan Learning Systems, Inc.	650,900
11,500		Tecumseh Products Co., Class A	471,270
22,000		Teleflex, Inc.	1,012,220
25,050		Trinity Industries, Inc.	637,523
41,400	[2]	United Rentals, Inc.	721,188
29,200	[2]	Valassis Communications, Inc.	756,280
49,600		Viad Corp.	1,239,008
44,750		Werner Enterprises, Inc.	807,290
21,000		York International Corp.	834,540

		TOTAL	62,345,000

		Information Technology--15.3%
204,200	[2]	3Com Corp.	1,470,240
56,900	[2]	Activision, Inc.	858,621
49,100	[2]	Acxiom Corp.	780,690
21,800		Adtran, Inc.	1,483,054
49,500	[2]	Advanced Fibre Communications	1,191,465
19,500	[2]	Advent Software, Inc.	357,045
75,200	[2]	Affiliated Computer Services, Inc., Class A	3,679,536
56,450	[2]	Arrow Electronics, Inc.	1,205,207
31,800	[2]	Ascential Software Corp.	705,642
252,900	[2]	Atmel Corp.	1,426,356
64,600	[2]	Avnet, Inc.	1,253,240
26,600	[2]	Avocent Corp.	1,005,480
65,700	[2]	Bisys Group, Inc.	939,510
47,600		CDW Corp.	2,858,380
27,500	[2]	CSG Systems International, Inc.	315,975
14,242	[2]	Cabot Microelectronics Corp.	811,794
147,500	[2]	Cadence Design Systems, Inc.	2,270,025
83,100	[2]	Ceridian Corp.	1,745,100
37,000		Certegy, Inc.	1,245,420
43,500	[2]	Checkfree Corp.	1,197,555
31,600	[2]	CommScope, Inc.	489,484
38,400	[2]	Credence Systems Corp.	626,304
41,100	[2]	Cree Research, Inc.	729,936
68,000	[2]	Cypress Semiconductor Corp.	1,459,280
64,600	[2]	DST Systems, Inc.	2,443,172
39,693		Diebold, Inc.	2,264,883
26,500		Fair Isaac & Co., Inc.	1,690,170
63,800	[2]	Fairchild Semiconductor International, Inc., Class A	1,441,880
6,200	[2]	Gartner Group, Inc., Class A	79,050
65,700	[2]	Gartner Group, Inc., Class B	800,883
36,200		Harris Corp.	1,347,364
47,200		Henry Jack & Associates, Inc.	943,056
21,000		Imation Corp.	715,050
39,000	[2]	Integrated Circuit System, Inc.	1,309,230
60,400	[2]	Integrated Device Technology, Inc.	948,280
35,000	[2]	International Rectifier Corp.	1,670,550
27,900	[2]	Internet Security Systems, Inc.	457,839
78,000	[2]	Intersil Holding Corp.	2,011,620
37,500	[2]	Keane, Inc.	492,750
46,000	[2]	Kemet Corp.	609,500
26,300	[2]	LTX Corp.	375,827
69,600	[2]	Lam Research Corp.	2,000,304
59,900	[2]	Lattice Semiconductor Corp.	467,220
54,700	[2]	MPS Group, Inc.	522,385
33,500	[2]	Macromedia, Inc.	640,185
25,900	[2]	Macrovision Corp.	569,023
63,400	[2]	McData Corp., Class A	654,922
35,900	[2]	Mentor Graphics Corp.	601,325
49,100	[2]	Micrel, Inc.	810,150
115,687		Microchip Technology, Inc.	3,784,122
28,000		National Instruments Corp.	1,192,240
87,850	[2]	Network Associates, Inc.	1,223,751
21,300	[2]	Newport Corp.	335,688
24,000	[2]	Plantronics, Inc.	667,440
22,600	[2]	Plexus Corp.	390,754
55,500	[2]	Polycom, Inc.	1,111,665
35,600	[2]	Powerwave Technologies, Inc.	231,756
90,900	[2]	Quantum Corp. - DLT & Storage Systems	282,699
106,900	[2]	RF Micro Devices, Inc.	1,251,799
30,800	[2]	RSA Security, Inc.	399,476
30,200	[2]	Retek, Inc.	302,906
37,500		Reynolds & Reynolds Co., Class A	1,018,500
43,400	[2]	Sandisk Corp.	3,498,040
39,400	[2]	Semtech Corp.	874,680
28,500	[2]	Silicon Laboratories, Inc.	1,538,430
59,860	[2]	Storage Technology Corp.	1,442,626
50,900	[2]	Sybase, Inc.	911,110
88,200	[2]	Synopsys, Inc.	2,797,704
32,900	[2]	Tech Data Corp.	1,083,068
41,900	[2]	Titan Corp.	884,928
19,900	[2]	Transaction Systems Architects, Inc., Class A	398,000
68,468	[2]	Triquint Semiconductor, Inc.	490,916
19,000	[2]	Varian, Inc.	680,390
87,402	[2]	Vishay Intertechnology, Inc.	1,638,788
44,700	[2]	Wind River Systems, Inc.	299,490
28,800	[2]	Zebra Technologies Corp., Class A	1,640,160

		TOTAL	86,343,083

		Materials--3.7%
40,400		Airgas, Inc.	773,660
22,175		Albemarle Corp.	594,733
30,900		Arch Coal, Inc.	757,050
32,200		Bowater, Inc.	1,314,726
33,700		Cabot Corp.	940,230
12,500		Carpenter Technology Corp.	323,125
64,199		Crompton Corp.	344,107
21,600	[2]	Cytec Industries, Inc.	754,056
18,700	[2]	FMC Corp.	523,787
22,850		Ferro Corp.	469,111
23,300		Glatfelter (P.H.) Co.	297,075
68,200		IMC Global, Inc.	476,718
28,700		Longview Fibre Co.	308,525
28,900		Lubrizol Corp.	875,670
100,600		Lyondell Chemical Co.	1,438,580
26,100		Martin Marietta Materials	1,069,317
11,300		Minerals Technologies, Inc.	619,240
30,600		Olin Corp.	532,746
56,300	[2]	Packaging Corp. of America	1,109,110
30,600		Peabody Energy Corp.	1,019,898
16,100		Potlatch Corp.	503,286
62,450		RPM, Inc.	902,403
23,400		Rayonier, Inc.	983,970
19,200	[2]	Scotts Co.	1,108,800
54,273		Sonoco Products Co.	1,154,387
28,300		Valspar Corp.	1,349,910
28,967		Wausau-Mosinee Paper Corp.	358,032

		TOTAL	20,902,252

		Telecommunication Services--0.5%
132,300	[2]	Cincinnati Bell, Inc.	676,053
30,600	[2]	Price Communications Corp.	384,642
32,300		Telephone and Data System, Inc.	2,021,980

		TOTAL	3,082,675

		Utilities--5.7%
35,700		AGL Resources, Inc.	1,004,955
58,200		Alliant Energy Corp.	1,400,292
119,000	[2]	Aquila, Inc.	470,050
18,000		Black Hills Corp.	579,060
71,000		DPL, Inc.	1,293,620
44,900		Duquesne Light Holdings, Inc.	721,543
79,600		Energy East Corp.	1,787,020
36,100		Equitable Resources, Inc.	1,487,320
40,400		Great Plains Energy, Inc.	1,287,952
21,800		Hawaiian Electric Industries, Inc.	997,786
23,100		Idacorp, Inc.	627,165
60,450		MDU Resources Group, Inc.	1,367,984
29,700		NSTAR	1,386,990
43,600		National Fuel Gas Co.	974,460
74,700		Northeast Utilities Co.	1,407,348
46,500		OGE Energy Corp.	1,060,665
44,200		ONEOK, Inc.	879,138
22,000		PNM Resources, Inc.	622,160
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
97,894		Pepco Holdings, Inc.	$1,722,934
36,600		Philadelphia Suburban Corp.	864,492
52,200		Puget Energy, Inc.	1,186,506
45,000		Questar Corp.	1,428,750
60,900		SCANA Corp.	2,088,261
68,612	[2]	Sierra Pacific Resources	409,614
36,466		Vectren Corp.	860,598
27,300		WGL Holdings, Inc.	754,845
18,100		WPS Resources Corp.	802,373
40,400		Westar Energy, Inc.	807,192
63,700		Wisconsin Energy Corp.	2,086,175

		TOTAL	32,367,248

		TOTAL COMMON STOCKS (IDENTIFIED COST $437,498,730)	516,842,785

		U.S. TREASURY--1.1%[3]
$6,335,000		United States Treasury Bill, 1/15/2004 (Identified Cost $6,322,652)	6,322,773

		MUTUAL FUND--7.3%
40,954,500	[4]	Federated Prime Value Obligations Fund, IS Shares	40,954,500

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $484,775,882)[5]	564,120,058

		OTHER ASSETS AND LIABILITIES -- NET--0.1%	498,144

		TOTAL NET ASSETS--100%	$564,618,202

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $46,892,475 at October 31, 2003, which represents 8.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 100%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $512,408,442.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at value including $40,954,500 of investments in affiliated issuers (identified cost $484,775,882)		$564,120,058
Cash		66,134
Income receivable		330,993
Receivable for investments sold		945,200
Receivable for daily variation margin		83,205
Receivable for shares sold		2,969,616
Prepaid expenses		40,748

TOTAL ASSETS		568,555,954

Liabilities:
Payable for investments purchased	$2,851,604
Payable for shares redeemed	1,071,826
Payable for directors'/trustees' fees	467
Payable for shareholder services fee (Note 5)	13,855

TOTAL LIABILITIES		3,937,752

Net assets for 30,995,736 shares outstanding		$564,618,202

Net Assets Consist of:
Paid in capital		$508,373,024
Net unrealized appreciation of investments and futures contracts		81,111,646
Accumulated net realized loss on investments and futures contracts		(25,079,046)
Undistributed net investment income		212,578

TOTAL NET ASSETS		$564,618,202

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$564,618,202 ÷ 30,995,736 shares outstanding		$18.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Dividends (including $209,613 received from affiliated issuers) (Note 5)			$5,089,903
Interest (including income on securities loaned of $56,887)			86,337

TOTAL INCOME			5,176,240

Expenses:
Management fee (Note 5)		$1,746,966
Custodian fees		51,301
Transfer and dividend disbursing agent fees and expenses (Note 5)		160,715
Directors'/Trustees' fees		7,001
Auditing fees		14,178
Legal fees		13,054
Portfolio accounting fees (Note 5)		109,625
Shareholder services fee (Note 5)		1,091,854
Share registration costs		27,661
Printing and postage		59,642
Insurance premiums		2,162
Miscellaneous		12,327

TOTAL EXPENSES		3,296,486

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(181,081)
Waiver of shareholder services fee	(960,832)

TOTAL WAIVERS AND REIMBURSEMENT		(1,141,913)

Net expenses			2,154,573

Net investment income			3,021,667

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,944,259)
Net realized gain on futures contracts			5,139,680
Net change in unrealized depreciation of investments and futures contracts			117,021,151

Net realized and unrealized gain on investments and futures contracts			120,216,572

Change in net assets resulting from operations			$123,238,239

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,021,667	$2,576,544
Net realized gain (loss) on investments and futures contracts	3,195,421	(28,139,086)
Net change in unrealized appreciation/depreciation of investments and futures contracts	117,021,151	(8,467,072)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	123,238,239	(34,029,614)

Distributions to Shareholders:
Distributions from net investment income	(3,035,213)	(2,513,096)
Distributions from net realized gain on investments and futures contracts	--	(5,133,807)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,035,213)	(7,646,903)

Share Transactions:
Proceeds from sale of shares	239,367,794	385,841,158
Net asset value of shares issued to shareholders in payment of distributions declared	2,435,204	6,180,568
Cost of shares redeemed	(162,043,634)	(290,671,702)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	79,759,364	101,350,024

Change in net assets	199,962,390	59,673,507

Net Assets:
Beginning of period	364,655,812	304,982,305

End of period (including undistributed net investment income of $212,578 and $231,011, respectively)	$564,618,202	$364,655,812

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios.The financial statements included herein are only those of Federated Mid-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2003, the Fund had realized gains on futures contracts of $5,139,680.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation/Depreciation
December 2003	171 S&P Mid Cap 400 Index Futures	Long	$1,767,470

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At October 31, 2003, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Shares sold	15,623,342	23,488,605
Shares issued to shareholders in payment of distributions declared	160,665	387,416
Shares redeemed	(10,638,602)	(18,013,884)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,145,405	5,862,137

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to wash sales adjustments and prior year litigation settlement adjustments.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$33,599	$(4,887)	$(28,712)

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$3,035,213	$2,513,096
Long-term capital gains	$--	$5,133,807

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,844,873
Undistributed long-term capital gains	$2,692,769
Net unrealized appreciation	$51,711,616

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

At October 31, 2003, the cost of investments for federal tax purposes was $512,408,442. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $51,711,616. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $91,669,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,957,682.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.40% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Fund Asset Management L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc., (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.030% of the Fund's average daily net assets.

Prior to March 27, 2003, the Sub-Manager was Deutsche Asset Management, Inc.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $209,613 for the period.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions) for the year ended October 31, 2003, were as follows:

Purchases	$95,591,039
Sales	$44,722,213

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federat ed does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003 (the "Tax Relief Act"). The Fund will designate the amount allowable under the Tax Relief Act as subject to such maximum tax rate. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MID-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mid-Cap Index Fund (one of the portfolios constituting Federated Index Trust) (the "Trust") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund of Federated Index Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four po rtfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation;
Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated
Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank;
Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E205

29455 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.97	$21.51	$29.08	$28.09	$22.91
Income From Investment Operations:
Net investment income	0.28	0.26	0.27	0.29	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	3.31	(3.55)	(7.56)	1.23	5.38

TOTAL FROM INVESTMENT OPERATIONS	3.59	(3.29)	(7.29)	1.52	5.69

Less Distributions:
Distributions from net investment income	(0.27)	(0.25)	(0.28)	(0.28)	(0.29)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.25)	(0.22)

TOTAL DISTRIBUTIONS	(0.27)	(0.25)	(0.28)	(0.53)	(0.51)

Net Asset Value, End of Period	$21.29	$17.97	$21.51	$29.08	$28.09

Total Return[1,2]	20.18%	(15.41)%	(25.15)%	5.40%	25.11%

Ratios to Average Net Assets:

Expenses	0.35%	0.34%	0.34%	0.34%	0.32%

Net investment income	1.44%	1.22%	1.03%	0.98%	1.18%

Expense waiver/reimbursement[3]	0.29%	0.29%	0.26%	0.25%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$962,928	$906,710	$1,228,402	$2,021,341	$2,003,590

Portfolio turnover	24%	18%	7%	11%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.93	$21.46	$29.01	$28.03	$22.86
Income From Investment Operations:
Net investment income	0.21	0.19	0.18	0.19	0.23
Net realized and unrealized gain (loss) on investments and futures contracts	3.32	(3.53)	(7.52)	1.23	5.37

TOTAL FROM INVESTMENT OPERATIONS	3.53	(3.34)	(7.34)	1.42	5.60

Less Distributions:
Distributions from net investment income	(0.22)	(0.19)	(0.21)	(0.19)	(0.21)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.25)	(0.22)

TOTAL DISTRIBUTIONS	(0.22)	(0.19)	(0.21)	(0.44)	(0.43)

Net Asset Value, End of Period	$21.24	$17.93	$21.46	$29.01	$28.03

Total Return[1,2]	19.84%	(15.67)%	(25.39)%	5.08%	24.76%

Ratios to Average Net Assets:

Expenses	0.65%	0.64%	0.64%	0.64%	0.62%

Net investment income	1.14%	0.92%	0.73%	0.67%	0.88%

Expense waiver/reimbursement[3]	0.29%	0.29%	0.26%	0.25%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$605,437	$425,421	$578,776	$900,246	$726,976

Portfolio turnover	24%	18%	7%	11%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.88	$21.40	$28.91	$27.96	$22.82
Income From Investment Operations:
Net investment income (loss)	0.08	0.04	0.01	(0.00)[1]	0.07
Net realized and unrealized gain (loss) on investments and futures contracts	3.31	(3.52)	(7.50)	1.21	5.35

TOTAL FROM INVESTMENT OPERATIONS	3.39	(3.48)	(7.49)	1.21	5.42

Less Distributions:
Distributions from net investment income	(0.09)	(0.04)	(0.02)	(0.01)	(0.06)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.25)	(0.22)

TOTAL DISTRIBUTIONS	(0.09)	(0.04)	(0.02)	(0.26)	(0.28)

Net Asset Value, End of Period	$21.18	$17.88	$21.40	$28.91	$27.96

Total Return[2,3]	19.01%	(16.28)%	(25.92)%	4.35%	23.94%

Ratios to Average Net Assets:

Expenses	1.37%	1.34%	1.34%	1.34%	1.32%

Net investment income (loss)	0.42%	0.22%	0.03%	(0.03)%	0.18%

Expense waiver/reimbursement[4]	0.04%	0.04%	0.01%	0.00%[5]	0.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$104,086	$88,070	$111,863	$142,999	$96,251

Portfolio turnover	24%	18%	7%	11%	3%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

Period Ended 10/31/2003 [1]
Net Asset Value, Beginning of Period	$17.81
Income From Investment Operations:
Net investment income	0.10
Net realized and unrealized gain on investments and futures contracts	3.45

TOTAL FROM INVESTMENT OPERATIONS	3.55

Less Distributions:
Distributions from net investment income	(0.09)

Net Asset Value, End of Period	$21.27

Total Return[2,3]	19.99%

Ratios to Average Net Assets:

Expenses	1.09%[4]

Net investment income	0.70%[4]

Expense waiver/reimbursement[5]	0.04%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$16,228

Portfolio turnover	24%[6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The fund's total returns for Institutional, Institutional Service, and Class C Shares for the 12 months ending October 31, 2003 were 20.18%, 19.84%, and 19.01%, respectively, based on net asset value.1 The target index, Standard & Poor's 500 Index (S&P 500)2 had a total return of 20.80% during the reporting period. Share class performance varied from the S&P 500 due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity.

During the last 12 months, the U.S. stock prices rose sharply bringing an end to the bear market. Lower interest rates have especially helped to sustain the consumer sector, stimulating a strong housing market and consumer spending through mortgage refinancing activity. These positive factors in conjunction with tax cuts provided the necessary stimulus for a broader economic recovery. An equally important factor for the rise in stock prices was the improvement in corporate earnings.

Continuing the pattern of the previous year, large-capitalization stocks lagged medium and small-capitalization stocks. Compared to the 20.80% return from the S&P 500 in the last 12 months, the Standard & Poor's (S&P) 400 Mid-Cap Index3 returned 30.73% and Russell 2000 Index4 returned 43.37% during the reporting period.

Large-Cap value stocks (those with lower price-to-earnings (P/E) ratios) outperformed growth (higher P/E ratio) stocks, during the past year. The S&P 500 Barra Value Index5 returned 24.82% while the S&P 500 Barra Growth Index6 returned 17.10% during the reporting period.

During the reporting period, the strongest performing sectors in the S&P 500 were Information Technology, Materials and Utilities while the worst performing sectors were Telecommunication Services, Consumer Staples and Health Care.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price (i.e., less any applicable sales charge) for Class C shares was 16.83%. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

3 S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

4 Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

5 S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

6 S&P 500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

Institutional Shares

GROWTH OF $25,000 INVESTMENT--INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Max-Cap Index Fund (Institutional Shares) (the "Fund") from October 31, 1993 to October 31, 2003, compared to the S&P 500.2

Average Annual Total Return for the Period Ended 10/31/2003
1 Year	20.18%
5 Years	0.07%
10 Years	9.98%
Start of Performance (7/11/1990)	10.43%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all of dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

Institutional Service Shares

GROWTH OF $25,000 INVESTMENT--INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Max-Cap Index Fund (Institutional Service Shares) (the "Fund") from October 31, 1993 to October 31, 2003, compared to the S&P 500.2

Average Annual Total Return for the Period Ended 10/31/2003
1 Year	19.84%
5 Years	(0.23)%
10 Years	9.65%
Start of Performance (9/7/1993)	9.68%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all of dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

Class C Shares

GROWTH OF $10,000 INVESTMENT--CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund (Class C Shares) (the "Fund") from November 10, 1997 (start of performance) to October 31, 2003, compared to the S&P 500.2

Average Annual Total Return for the Period Ended 10/31/2003[3]
1 Year	16.83%
5 Years	(1.12)%
Start of Performance (11/10/1997)	2.07%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investments minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Growth of $10,000 Investment - Class K Shares

GROWTH OF $10,000 INVESTMENT--CLASS K SHARES

The Fund's Class K Shares commenced operation on April 8, 2003. The Fund offers three other classes of shares, Institutional Shares, Institutional Service Shares and Class C Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund (Class K Shares) (the "Fund") from October 31, 1993 to October 31, 2003, compared to the S&P 500.2

Average Annual Total Return for the Period Ended 10/31/2003
1 Year	19.43%
5 Years	(0.69)%
10 Years	9.16%
Start of Performance (7/11/90)	9.60%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all of dividends and distributions The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

Portfolio of Investments

October 31, 2003

Shares			Value
		COMMON STOCKS--97.5%[1]
		Consumer Discretionary--11.1%
11,264	[2]	American Greetings Corp., Class A	$240,261
52,490	[2]	AutoNation, Inc.	981,563
14,030	[2]	AutoZone, Inc.	1,348,283
49,614	[2]	Bed Bath & Beyond, Inc.	2,095,695
55,240		Best Buy Co., Inc.	3,221,044
19,821	[2]	Big Lots, Inc.	297,513
14,141		Black & Decker Corp.	676,081
15,599		Brunswick Corp.	462,822
103,628		Carnival Corp.	3,617,653
5,242		Carnival PLC, ADR	180,063
195	[2]	Cavco Industries, Inc.	4,709
6,893		Centex Corp.	672,067
36,469		Circuit City Stores, Inc.	347,914
100,357		Clear Channel Communications, Inc.	4,096,573
384,519	[2]	Comcast Corp., Class A	13,042,884
12,802		Cooper Tire & Rubber Co.	251,687
25,428		Dana Corp.	413,968
24,082		Darden Restaurants, Inc.	504,518
85,652		Delphi Auto Systems Corp.	762,303
14,716		Dillards, Inc., Class A	237,958
57,928		Dollar General Corp.	1,301,642
11,307		Dow Jones & Co.	587,625
38,205		Eastman Kodak Co.	933,348
32,860		Family Dollar Stores, Inc.	1,433,025
30,541		Federated Department Stores, Inc.	1,452,225
336,009		Ford Motor Co.	4,075,789
25,849		Fortune Brands, Inc.	1,684,062
43,180		Gannett Co., Inc.	3,631,870
158,460		Gap (The), Inc.	3,023,417
115,125		General Motors Corp.	4,912,384
26,367		Genuine Parts Co.	838,998
10,408	[2]	Goodyear Tire & Rubber Co.	71,399
46,420		Harley Davidson, Inc.	2,200,772
22,444		Harrah's Entertainment, Inc.	976,314
30,014		Hasbro, Inc.	654,305
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
65,162		Hilton Hotels Corp.	$1,032,166
386,589		Home Depot, Inc.	14,330,854
64,636		International Game Technology	2,116,829
53,219	[2]	Interpublic Group Cos., Inc.	791,899
15,503		Johnson Controls, Inc.	1,667,038
22,335		Jones Apparel Group, Inc.	770,558
8,296		KB HOME	568,193
13,997		Knight-Ridder, Inc.	1,026,260
53,808	[2]	Kohl's Corp.	3,017,015
33,251		Leggett and Platt, Inc.	694,613
97,246		Limited, Inc.	1,711,530
18,478		Liz Claiborne, Inc.	681,653
130,507		Lowe's Cos., Inc.	7,690,778
37,123		Marriott International, Inc., Class A	1,603,714
75,961		Mattel, Inc.	1,470,605
45,543		May Department Stores Co.	1,273,382
10,778		Maytag Corp.	273,761
210,000		McDonald's Corp.	5,252,100
33,657		McGraw-Hill Cos., Inc.	2,253,336
8,459		Meredith Corp.	410,431
25,905		New York Times Co., Class A	1,231,265
40,410		Newell Rubbermaid, Inc.	921,348
40,835		Nike, Inc., Class B	2,609,357
23,580		Nordstrom, Inc.	718,954
58,553	[2]	Office Depot, Inc.	874,196
29,726		Omnicom Group, Inc.	2,372,135
71,990		Penney (J.C.) Co., Inc.	1,702,564
10,596		Pulte Corp.	916,660
29,285		Radioshack Corp.	878,257
10,398		Reebok International Ltd.	405,002
49,040		Sears, Roebuck & Co.	2,580,975
25,623		Sherwin-Williams Co.	859,395
8,003		Snap-On Tools Corp.	234,808
15,113		Stanley Works	503,867
83,560	[2]	Staples, Inc.	2,241,079
65,284	[2]	Starbucks Corp.	2,062,974
35,333		Starwood Hotels & Resorts Worldwide, Inc.	1,191,782
90,942		TJX Cos., Inc.	1,908,873
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
152,413		Target Corp.	$6,056,893
25,196		Tiffany & Co.	1,195,550
764,177	[2]	Time Warner, Inc.	11,684,266
43,842	[2]	Toys `R' Us, Inc.	569,946
42,047		Tribune Co.	2,062,405
9,902		Tupperware Corp.	149,025
54,268	[2]	Univision Communications, Inc., Class A	1,842,407
18,830		V.F. Corp.	799,334
294,142		Viacom, Inc., Class B	11,727,442
22,314		Visteon Corp.	144,148
345,317		Walt Disney Co.	7,817,977
20,319		Wendy's International, Inc.	752,819
9,642		Whirlpool Corp.	679,472
50,540	[2]	Yum! Brands, Inc.	1,725,436
109,100	[2]	eBay, Inc.	6,103,054

		TOTAL	187,393,114

		Consumer Staples--11.0%
10,211		Alberto-Culver Co., Class B	647,377
56,075		Albertsons, Inc.	1,137,762
341,862		Altria Group, Inc.	15,896,583
137,424		Anheuser-Busch Cos., Inc.	6,769,506
122,974		Archer-Daniels-Midland Co.	1,764,677
43,268		Avon Products, Inc.	2,940,493
8,930		Brown-Forman Corp., Class B	753,513
67,994		CVS Corp.	2,392,029
70,090		Campbell Soup Co.	1,816,733
38,873		Clorox Co.	1,760,947
413,782		Coca-Cola Co.	19,199,485
77,837		Coca-Cola Enterprises, Inc.	1,569,194
91,040		Colgate-Palmolive Co.	4,842,418
63,404		ConAgra, Inc.	1,511,551
5,044		Coors Adolph Co., Class B	282,716
72,004	[2]	Costco Wholesale Corp.	2,546,781
64,955		General Mills, Inc.	2,913,232
167,643		Gillette Co.	5,347,812
59,802		Heinz (H.J.) Co.	2,112,805
21,861		Hershey Foods Corp.	1,685,483
70,707		Kellogg Co.	2,342,523
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
79,486		Kimberly-Clark Corp.	$4,197,656
105,421	[2]	Kroger Co.	1,843,813
19,300		McCormick & Co., Inc.	572,052
289,445		PepsiCo, Inc.	13,841,260
218,087		Procter & Gamble Co.	21,435,771
6,500		R.J. Reynolds Tobacco Holdings, Inc.	312,195
36,590		SUPERVALU, Inc.	922,800
75,423	[2]	Safeway, Inc.	1,591,425
135,687		Sara Lee Corp.	2,704,242
110,572		Sysco Corp.	3,721,854
38,724		The Pepsi Bottling Group, Inc.	863,158
28,677		UST, Inc.	975,592
740,330		Wal-Mart Stores, Inc.	43,642,453
174,596		Walgreen Co.	6,079,433
19,434		Winn-Dixie Stores, Inc.	157,221
38,946		Wrigley (Wm.), Jr. Co.	2,196,554

		TOTAL	185,291,099

		Energy--5.3%
15,987		Amerada-Hess Corp.	825,249
39,510		Anadarko Petroleum Corp.	1,723,426
23,636		Apache Corp.	1,647,902
40,520		Ashland, Inc.	1,508,965
22,900	[2]	BJ Services Co.	751,349
57,481		Baker Hughes, Inc.	1,624,413
52,810		Burlington Resources, Inc.	2,568,678
179,187		ChevronTexaco Corp.	13,313,594
110,596		ConocoPhillips	6,320,561
32,968		Devon Energy Corp.	1,598,948
20,303		EOG Resources, Inc.	855,568
1,120,271		Exxon Mobil Corp.	40,979,513
77,448		Halliburton Co.	1,849,458
14,489		Kerr-McGee Corp.	601,294
54,077		Marathon Oil Corp.	1,599,057
25,090	[2]	Nabors Industries Ltd.	948,402
20,178	[2]	Noble Corp.	692,711
69,051		Occidental Petroleum Corp.	2,434,738
13,052	[2]	Rowan Companies, Inc.	312,596
92,956		Schlumberger Ltd.	4,366,143
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
16,460		Sunoco Inc.	$720,290
54,590	[2]	Transocean Sedco Forex, Inc.	1,047,582
44,726		Unocal Corp.	1,416,920

		TOTAL	89,707,357

		Financials--20.5%
53,874		AON Corp.	1,179,841
44,900		Ace Ltd.	1,616,400
93,482		Aflac, Inc.	3,410,223
118,925		Allstate Corp.	4,697,537
20,473		Ambac Financial Group, Inc.	1,448,260
216,895		American Express Co.	10,178,882
439,532		American International Group, Inc.	26,736,732
67,152		Amsouth Bancorporation	1,586,130
13,200		Apartment Investment & Management Co., Class A	539,880
93,885		BB&T Corp.	3,630,533
189,065		Bank One Corp.	8,025,809
265,561		Bank of America Corp.	20,110,935
131,139		Bank of New York Co., Inc.	4,090,225
15,534		Bear Stearns Cos., Inc.	1,184,467
28,867		Capital One Financial Corp.	1,755,114
38,590		Charter One Financial, Inc.	1,233,336
29,195		Chubb Corp.	1,950,518
27,995		Cincinnati Financial Corp.	1,145,555
869,019		Citigroup, Inc.	41,191,501
19,523		Comerica, Inc.	1,005,044
22,686		Countrywide Financial Corp.	2,384,752
89,767		Equity Office Properties Trust	2,514,374
47,100		Equity Residential Properties Trust	1,377,675
133,369		Federal Home Loan Mortgage Corp.	7,486,002
163,016		Federal National Mortgage Association	11,686,617
20,400		Federated Investors, Inc.	564,060
91,907		Fifth Third Bancorp	5,326,930
18,300		First Tennessee National Corp.	830,088
170,972		FleetBoston Financial Corp.	6,905,559
44,080		Franklin Resources, Inc.	2,090,274
26,609		Golden West Financial Corp.	2,672,342
77,400		Goldman Sachs Group, Inc.	7,267,860
47,470		Hartford Financial Services Group, Inc.	2,606,103
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
40,209		Huntington Bancshares, Inc.	$870,927
340,628		J.P. Morgan Chase & Co.	12,228,545
37,992		Janus Capital Group, Inc.	537,207
24,759		Jefferson-Pilot Corp.	1,181,995
41,981		John Hancock Financial Services, Inc.	1,484,028
69,379		KeyCorp	1,959,957
52,004		Lehman Brothers Holdings, Inc.	3,744,288
30,208		Lincoln National Corp.	1,206,205
32,143		Loews Corp.	1,382,149
25,131		MBIA Insurance Corp.	1,498,059
221,897		MBNA Corp.	5,491,951
14,664		MGIC Investment Corp.	752,410
84,710		Marsh & McLennan Cos., Inc.	3,621,353
37,800		Marshall & Ilsley Corp.	1,353,996
72,317		Mellon Financial Corp.	2,160,109
159,925		Merrill Lynch & Co., Inc.	9,467,560
104,741		MetLife, Inc.	3,288,867
26,117		Moody's Corp.	1,510,346
193,056		Morgan Stanley	10,592,983
105,867		National City Corp.	3,457,616
5,600		Neuberger Berman Inc.	242,760
27,900		North Fork Bancorp, Inc.	1,087,542
32,069		Northern Trust Corp.	1,489,605
52,812		PNC Financial Services Group	2,829,139
27,600		Plum Creek Timber Co., Inc.	727,260
55,200		Principal Financial Group	1,730,520
39,279		Progressive Corp., OH	2,898,790
36,100		Prologis Trust	1,066,394
57,736	[2]	Providian Financial Corp.	641,447
78,500		Prudential Financial, Inc.	3,033,240
37,735		Regions Financial Corp.	1,386,761
28,522		SAFECO Corp.	1,046,757
81,240		SLM Corporation	3,181,358
232,686		Schwab (Charles) Corp.	3,155,222
32,000		Simon Property Group, Inc.	1,442,560
59,061		SouthTrust Corp.	1,881,093
38,677		St. Paul Cos., Inc.	1,474,754
53,462		State Street Corp.	2,799,270
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
45,291		SunTrust Banks, Inc.	$3,037,667
48,155		Synovus Financial Corp.	1,329,078
24,954		T. Rowe Price Group, Inc.	1,026,857
20,537		Torchmark Corp.	901,164
175,245		Travelers Property Casualty Corp., Class B	2,868,761
328,363		U.S. Bancorp	8,938,041
44,653		UNUMProvident Corp.	730,970
33,885		Union Planters Corp.	1,127,354
227,749		Wachovia Corp.	10,446,847
149,125		Washington Mutual, Inc.	6,524,219
303,249		Wells Fargo & Co.	17,078,984
21,436		XL Capital Ltd.	1,489,802
16,267		Zions Bancorp	997,004

		TOTAL	346,831,329

		Healthcare--12.8%
262,641		Abbott Laboratories	11,193,759
28,176		Aetna, Inc.	1,617,584
23,096		Allergan, Inc.	1,746,520
27,392		AmerisourceBergen Corp.	1,555,044
234,857	[2]	Amgen, Inc.	14,504,768
23,363	[2]	Anthem, Inc.	1,598,730
28,948		Applera Corp.	668,120
8,852		Bard (C.R.), Inc.	708,603
9,332		Bausch & Lomb, Inc.	449,429
96,924		Baxter International, Inc.	2,576,240
45,328		Becton, Dickinson & Co.	1,657,192
21,078	[2]	Biogen, Inc.	853,027
38,304		Biomet, Inc.	1,373,581
79,438	[2]	Boston Scientific Corp.	5,379,541
327,925		Bristol-Myers Squibb Co.	8,319,457
24,670		CIGNA Corp.	1,407,424
72,408		Cardinal Health, Inc.	4,296,691
29,194	[2]	Chiron Corp.	1,594,868
10,700	[2]	Express Scripts, Inc., Class A	587,644
58,276	[2]	Forest Laboratories, Inc., Class A	2,914,383
37,800	[2]	Genzyme Corp.	1,735,020
54,888		Guidant Corp.	2,799,837
62,808		HCA - The Healthcare Corp.	2,402,406
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
40,700		Health Management Association, Class A	$901,505
33,331	[2]	Humana, Inc.	676,286
42,373		IMS Health, Inc.	997,037
499,662		Johnson & Johnson	25,147,988
36,461	[2]	King Pharmaceuticals, Inc.	488,577
191,466		Lilly (Eli) & Co.	12,755,465
13,343		Manor Care, Inc.	444,055
49,766		McKesson HBOC, Inc.	1,506,417
47,169	[2]	Medco Health Solutions, Inc.	1,566,011
37,337	[2]	Medimmune, Inc.	995,404
203,283		Medtronic, Inc.	9,263,606
355,820		Merck & Co., Inc.	15,745,035
8,277	[2]	Millipore Corp.	362,946
1,315,320		Pfizer, Inc.	41,564,112
19,996		Quest Diagnostic, Inc.	1,352,729
242,232		Schering Plough Corp.	3,698,883
30,904	[2]	St. Jude Medical, Inc.	1,797,377
35,951		Stryker Corp.	2,915,986
102,305	[2]	Tenet Healthcare Corp.	1,411,809
98,536		UnitedHealth Group, Inc.	5,013,512
21,772	[2]	Watson Pharmaceuticals, Inc.	854,986
22,732	[2]	Wellpoint Health Networks, Inc.	2,020,875
227,554		Wyeth	10,044,234
34,394	[2]	Zimmer Holdings, Inc.	2,194,681

		TOTAL	215,659,384

		Industrials--10.5%
132,052		3M Co.	10,414,941
28,443	[2]	Allied Waste Industries, Inc.	320,837
33,559		American Power Conversion Corp.	678,899
12,600	[2]	American Standard Cos.	1,205,820
28,100	[2]	Apollo Group, Inc., Class A	1,785,193
15,942		Avery Dennison Corp.	838,230
28,443		Block (H&R), Inc.	1,339,381
150,805		Boeing Co.	5,804,484
69,438		Burlington Northern Santa Fe	2,009,536
37,232		CSX Corp.	1,184,722
54,938		Caterpillar, Inc.	4,025,857
218,363	[2]	Cendant Corp.	4,461,156
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
30,037		Cintas Corp.	$1,281,378
36,557		Cooper Industries, LTD., Class A	1,933,865
10,265		Crane Co.	288,447
5,117		Cummins Engine Co., Inc.	242,546
38,820		Danaher Corp.	3,216,237
41,586		Deere & Co.	2,520,943
17,094	[2]	Delta Air Lines, Inc.	222,564
10,815		Deluxe Corp.	436,602
24,893		Donnelley (R.R.) & Sons Co.	647,218
56,702		Dover Corp.	2,212,512
12,527		Eaton Corp.	1,255,706
71,852		Emerson Electric Co.	4,077,601
24,316		Equifax, Inc.	594,283
47,368		FedEx Corp.	3,588,600
13,656		Fluor Corp.	506,364
31,658		General Dynamics Corp.	2,649,775
1,691,636		General Electric Co.	49,074,360
22,390		Goodrich (B.F.) Co.	618,412
15,647		Grainger (W.W.), Inc.	716,320
145,018		Honeywell International, Inc.	4,439,001
03	[2]	Hudson Highland Group, Inc.	2
15,696		ITT Industries, Inc.	1,067,171
55,209		Illinois Tool Works, Inc.	4,060,622
29,342		Ingersoll-Rand Co., Class A	1,772,257
70,888		Lockheed Martin Corp.	3,286,368
85,236		Masco Corp.	2,343,990
15,468	[2]	Monster Worldwide, Inc.	393,970
9,463	[2]	Navistar International Corp.	382,589
66,453		Norfolk Southern Corp.	1,339,028
29,150		Northrop Grumman Corp.	2,606,010
19,831		PACCAR, Inc.	1,565,856
21,289		Pall Corp.	498,163
20,897		Parker-Hannifin Corp.	1,065,120
44,303		Pitney Bowes, Inc.	1,820,853
14,060	[2]	Power-One, Inc.	127,384
67,055		Raytheon Co.	1,775,616
29,994	[2]	Robert Half International, Inc.	708,158
31,743		Rockwell Automation, Inc.	985,620
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
31,143		Rockwell Collins	$854,875
10,786		Ryder Systems, Inc.	323,580
134,746		Southwest Airlines Co.	2,614,072
23,530		Textron, Inc.	1,169,206
9,901	[2]	Thomas & Betts Corp.	176,238
300,892		Tyco International Ltd.	6,282,625
44,895		Union Pacific Corp.	2,810,427
180,640		United Parcel Service, Inc.	13,100,013
75,361		United Technologies Corp.	6,382,323
102,024		Waste Management, Inc.	2,644,462

		TOTAL	176,748,388

		Information Technology--17.4%
136,722	[2]	ADC Telecommunications, Inc.	348,641
35,155		Adobe System, Inc.	1,541,195
47,434	[2]	Advanced Micro Devices, Inc.	720,997
64,459	[2]	Agilent Technologies, Inc.	1,606,318
72,339	[2]	Altera Corp.	1,463,418
65,324	[2]	Analog Devices, Inc.	2,895,813
13,603	[2]	Andrew Corp.	177,927
56,099	[2]	Apple Computer, Inc.	1,284,106
282,210	[2]	Applied Materials, Inc.	6,595,248
41,933	[2]	Applied Micro Circuits Corp.	244,050
16,260		Autodesk, Inc.	313,005
101,005		Automatic Data Processing, Inc.	3,811,929
63,239	[2]	Avaya, Inc.	818,313
44,524	[2]	BMC Software, Inc.	773,827
39,011	[2]	Broadcom Corp.	1,246,401
60,249	[2]	CIENA Corp.	386,196
1,184,728	[2]	Cisco Systems, Inc.	24,855,593
26,930	[2]	Citrix Systems, Inc.	680,790
130,997		Computer Associates International, Inc.	3,081,049
51,141	[2]	Computer Sciences Corp.	2,026,206
52,870	[2]	Compuware Corp.	297,129
32,825	[2]	Comverse Technology, Inc.	592,163
128,336	[2]	Concord EFS, Inc.	1,371,912
29,125	[2]	Convergys Corp.	467,748
201,400	[2]	Corning, Inc.	2,211,372
448,999	[2]	Dell, Inc.	16,217,844
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
11,318	[2]	Documentum, Inc.	$336,711
351,135	[2]	EMC Corp. Mass	4,859,708
23,000	[2]	Electronic Arts, Inc.	2,277,920
120,980		Electronic Data Systems Corp.	2,595,021
32,467	[2]	FIserv, Inc.	1,146,734
101,208		First Data Corp., Class	3,613,126
56,078	[2]	Gateway, Inc.	282,633
516,050		Hewlett-Packard Co.	11,513,076
1,136,980		Intel Corp.	37,577,189
291,343		International Business Machines Corp.	26,069,372
31,065	[2]	Intuit, Inc.	1,552,629
245,842	[2]	JDS Uniphase Corp.	872,739
27,385	[2]	Jabil Circuit, Inc.	762,672
30,425	[2]	KLA-Tencor Corp.	1,744,265
74,914	[2]	LSI Logic Corp.	692,205
22,318	[2]	Lexmark International Group, Class A	1,642,828
48,914		Linear Technology Corp.	2,084,226
525,388	[2]	Lucent Technologies, Inc.	1,681,242
50,641		Maxim Integrated Products, Inc.	2,517,364
12,632	[2]	Mercury Interactive Corp.	586,630
83,998	[2]	Micron Technology, Inc.	1,204,531
1,830,518		Microsoft Corp.	47,868,046
26,481		Molex, Inc.	831,239
380,421		Motorola, Inc.	5,147,096
13,437	[2]	NCR Corp.	482,926
21,600	[2]	NVIDIA Corp.	381,888
31,007	[2]	National Semiconductor Corp.	1,259,814
59,661	[2]	Network Appliance, Inc.	1,472,434
62,823	[2]	Novell, Inc.	368,771
17,721	[2]	Novellus Systems, Inc.	731,700
883,413	[2]	Oracle Corp.	10,565,619
23,595	[2]	PMC-Sierra, Inc.	428,721
44,883	[2]	Parametric Technology Corp.	139,586
58,157		Paychex, Inc.	2,263,470
56,878	[2]	Peoplesoft, Inc.	1,180,787
22,007		PerkinElmer, Inc.	396,346
11,466	[2]	Qlogic Corp.	642,669
137,189		Qualcomm, Inc.	6,516,478
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
24,686		Sabre Group Holdings, Inc.	$540,870
98,701	[2]	Sanmina-SCI Corp.	1,041,296
26,480		Scientific-Atlanta, Inc.	783,808
67,582	[2]	Siebel Systems, Inc.	850,857
141,005	[2]	Solectron Corp.	781,168
530,386	[2]	Sun Microsystems, Inc.	2,100,329
49,400	[2]	Sungard Data Systems, Inc.	1,385,670
20,000	[2]	Symantec Corp.	1,333,000
39,941		Symbol Technologies, Inc.	498,863
14,856		Tektronix, Inc.	381,354
71,685	[2]	Tellabs, Inc.	539,788
27,501	[2]	Teradyne, Inc.	626,473
298,691		Texas Instruments, Inc.	8,638,144
28,353	[2]	Thermo Electron Corp.	623,199
55,622	[2]	Unisys Corp.	854,354
71,965	[2]	Veritas Software Corp.	2,601,535
22,300	[2]	Waters Corp.	700,889
127,422	[2]	Xerox Corp.	1,337,931
56,912	[2]	Xilinx, Inc.	1,804,110
107,345	[2]	Yahoo, Inc.	4,690,959

		TOTAL	294,434,198

		Materials--2.8%
36,332		Air Products & Chemicals, Inc.	1,649,836
142,048		Alcoa, Inc.	4,484,455
13,845		Allegheny Technologies, Inc.	105,914
13,522		Ball Corp.	759,936
9,238		Bemis Co., Inc.	427,165
5,706		Boise Cascade Corp.	160,053
151,537		Dow Chemical Co.	5,711,430
166,606		Du Pont (E.I.) de Nemours & Co.	6,730,882
13,496		Eastman Chemical Co.	438,080
44,606		Ecolab, Inc.	1,199,455
22,163		Engelhard Corp.	633,419
20,911		Freeport-McMoRan Copper & Gold, Inc., Class B	810,301
43,490		Georgia-Pacific Corp.	1,142,917
8,655		Great Lakes Chemical Corp.	186,083
15,058	[2]	Hercules, Inc.	157,356
13,042		International Flavors & Fragrances, Inc.	431,690
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
81,826		International Paper Co.	$3,219,853
17,882	[2]	Louisiana-Pacific Corp.	340,116
34,728		MeadWestvaco Corp.	900,150
80,777		Monsanto Co.	2,023,464
63,913		Newmont Mining Corp.	2,798,111
10,767		Nucor Corp.	590,355
29,542		PPG Industries, Inc.	1,703,096
27,108	[2]	Pactiv Corp.	597,731
12,566	[2]	Phelps Dodge Corp.	775,825
28,195		Praxair, Inc.	1,961,808
37,758		Rohm & Haas Co.	1,483,889
14,625	[2]	Sealed Air Corp.	778,489
10,180		Sigma-Aldrich Corp.	533,941
7,462		Temple-Inland, Inc.	403,172
18,210		United States Steel Corp.	430,667
17,306		Vulcan Materials Co.	766,829
40,820		Weyerhaeuser Co.	2,458,589
11,863		Worthington Industries, Inc.	172,963

		TOTAL	46,968,020

		Telecommunication Services--3.3%
132,567		AT&T Corp.	2,464,421
551,565	[2]	AT&T Wireless Services, Inc.	3,998,846
56,546		Alltel Corp.	2,672,929
312,302		BellSouth Corp.	8,216,666
31,830		CenturyTel, Inc.	1,137,923
38,938	[2]	Citizens Communications Co., Class B	484,778
176,709	[2]	NEXTEL Communications, Inc., Class A	4,276,358
509,372	[2]	Qwest Communications International, Inc.	1,798,083
517,747		SBC Communications, Inc.	12,415,573
149,501		Sprint Corp.	2,392,016
154,752	[2]	Sprint PCS Group	673,171
462,574		Verizon Communications	15,542,486

		TOTAL	56,073,250

		Utilities--2.8%
86,639	[2]	AES Corp.	758,091
18,143	[2]	Allegheny Energy, Inc.	191,953
24,357		Ameren Corp.	1,087,540
67,304		American Electric Power Co., Inc.	1,897,300
Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
19,992	[2]	CMS Energy Corp.	$162,335
66,046	[2]	Calpine Corp.	304,472
117,914		CenterPoint Energy, Inc.	1,156,736
29,147		Cinergy Corp.	1,058,328
37,041		Consolidated Edison Co.	1,499,049
28,724		Constellation Energy Group	1,044,692
26,267		DTE Energy Co.	968,727
54,307		Dominion Resources, Inc.	3,345,311
155,132		Duke Energy Corp.	2,815,646
53,558	[2]	Dynegy, Inc.	214,768
103,558	[2]	Edison International	2,041,128
85,739		El Paso Corp.	629,324
38,682		Entergy Corp.	2,084,960
55,619		Exelon Corp.	3,529,025
28,891		FPL Group, Inc.	1,841,512
52,084		FirstEnergy Corp.	1,791,169
27,456		KeySpan Corp.	960,136
21,113		Kinder Morgan, Inc.	1,130,601
6,089		NICOR, Inc.	208,670
37,280		NiSource, Inc.	772,069
69,536	[2]	P G & E Corp.	1,700,155
28,987		PPL Corp.	1,157,161
6,257		Peoples Energy Corp.	253,096
12,518		Pinnacle West Capital Corp.	457,658
32,707		Progress Energy, Inc.	1,409,672
39,269		Public Service Enterprises Group, Inc.	1,604,924
73,241		Sempra Energy	2,036,100
128,286		Southern Co.	3,822,923
25,288		TECO Energy, Inc.	332,031
51,358		TXU Corp.	1,171,990
89,761		Williams Cos., Inc. (The)	915,562
62,324		Xcel Energy, Inc.	1,022,114

		TOTAL	47,376,928

		TOTAL COMMON STOCKS (IDENTIFIED COST $925,696,934)	1,646,483,067

Principal Amount or Shares			Value
		U.S. Treasury--0.3%[4]
$4,850,000		United States Treasury Bill, 1/15/2004 (identified cost $4,840,547)	$4,840,640

		MUTUAL FUND--2.6%
43,379,552	[5]	Prime Value Obligations Fund, Class IS (at net asset value)	43,379,552

		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $973,917,033)[6]	1,694,703,259

		OTHER ASSETS AND LIABILITIES-NET --(0.4)%	(6,023,834)

		TOTAL NET ASSETS --100%	$1,688,679,425

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $50,376,000 at October 31, 2003, which represents 3.0% of total net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100.5%.

2 Non-income producing security.

3 Represents less than one share.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 Affiliated company.

6 The cost of investments for federal tax purposes amounts to $1,034,068,590.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 2003

Assets:
Total investments in securities, at value including $43,379,552 of investments in affiliated issuers (identified cost $973,917,033)		$1,694,703,259
Cash		177,772
Income receivable		2,180,546
Receivable for investments sold		1,183,559
Receivable for shares sold		1,287,351
Receivable for daily variation margin		48,000

TOTAL ASSETS		1,699,580,487

Liabilities:
Payable for investments purchased	$2,097,207
Payable for shares redeemed	8,443,342
Payable for portfolio accounting fees (Note 5)	12,174
Payable for transfer agent and dividend disbursing agent fees and expenses (Note 5)	79,538
Payable for Directors'/Trustees' fees	3,223
Payable for distribution services fee (Note 5)	94,714
Payable for shareholder services fee (Note 5)	150,333
Accrued expenses	20,531

TOTAL LIABILITIES		10,901,062

Net assets for 79,422,287 shares outstanding		$1,688,679,425

Net Assets Consist of:
Paid in capital		$1,160,554,179
Net unrealized appreciation of investments and futures contracts		721,860,534
Accumulated net realized loss on investments and futures contracts		(195,461,092)
Undistributed net investment income		1,725,804

TOTAL NET ASSETS		$1,688,679,425

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($962,927,727 ÷ 45,237,619 shares outstanding)		$21.29

Redemption proceeds per share		$21.29

Institutional Service Shares:
Net asset value and offering price per share ($605,437,444 ÷ 28,506,535 shares outstanding)		$21.24

Redemption proceeds per share		$21.24

Class C Shares:
Net asset value per share ($104,086,172 ÷ 4,915,085 shares outstanding)		$21.18

Offering price per share (100/99.00 of $21.18)1		$21.39

Redemption proceeds per share (99.00/100 of $21.18)1		$20.97

Class K Shares:
Net asset value and offering price per share ($16,228,082 ÷ 763,048 shares outstanding)		$21.27

Redemption proceeds per share		$21.27

See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Dividends (including $286,399 received from affiliated issuers and net of foreign taxes withheld of $122) (Note 5)			$27,006,238
Interest (including income on securities loaned of $115,537)			173,513

TOTAL INCOME			27,179,751

Expenses:
Management fee (Note 5)		$4,550,294
Custodian fees		117,672
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)		524,668
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)		311,973
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)		70,075
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)		3,107
Directors'/Trustees' fees		16,681
Auditing fees		14,127
Legal fees		7,990
Portfolio accounting fees (Note 5)		183,347
Distribution services fee--Institutional Service Shares (Note 5)		1,552,999
Distribution services fee--Class C Shares (Note 5)		685,238
Distribution services fee--Class K Shares (Note 5)		4,406
Shareholder services fee--Institutional Shares (Note 5)		2,267,130
Shareholder services fee--Institutional Service Shares (Note 5)		1,294,166
Shareholder services fee--Class C Shares (Note 5)		228,413
Share registration costs		81,803
Printing and postage		121,103
Insurance premiums		2,919
Taxes		14,436
Miscellaneous		10,228

TOTAL EXPENSES		12,062,775

Statement of Operations

Year Ended October 31, 2003 (continued)
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of management fee	$(567,495)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(24,958)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Services Shares	(32,628)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(2,342)
Waiver of transfer and dividend disbursing agent fees and expenses--Class K Shares	(134)
Waiver of distribution services fee--Institutional Service Shares	(1,294,166)
Waiver of shareholder services fee--Institutional Shares	(2,267,130)

TOTAL WAIVERS AND REIMBURSEMENT		(4,188,853)

Net expenses			7,873,922

Net investment income			19,305,829

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(55,275,161)
Net realized gain on future contracts			2,958,483
Net change in unrealized appreciation/depreciation of investments and futures contracts			326,324,575
Net increase due to reimbursements from sub-manager for certain losses on investments (Note 7)			63,824

Net realized and unrealized gain on investments and futures contracts			274,071,721

Change in net assets resulting from operations			$293,377,550

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,305,829	$18,969,912
Net realized loss on investments and futures contracts	(52,316,678)	(52,055,054)
Net change in unrealized appreciation/depreciation of investments and futures contracts	326,324,575	(231,122,406)
Net increase due to reimbursements from sub-manager for certain losses on investments (Note 7)	63,824	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	293,377,550	(264,207,548)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,867,273)	(13,543,574)
Institutional Service Shares	(6,062,846)	(4,824,801)
Class C Shares	(420,340)	(201,421)
Class K Shares	(2,169)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,352,628)	(18,569,796)

Share Transactions:
Proceeds from sale of shares	750,819,364	546,629,146
Net asset value of shares issued to shareholders in payment of distributions declared	13,826,809	12,178,872
Cost of shares redeemed	(770,192,497)	(774,869,659)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,546,324)	(216,061,641)

Change in net assets	268,478,598	(498,838,985)

Net Assets:
Beginning of period	1,420,200,827	1,919,039,812

End of period (including undistributed net investment income of $1,725,804 and $1,772,603, respectively)	$1,688,679,425	$1,420,200,827

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares, and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2003, the Fund had realized losses on futures contracts of $2,958,483.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2003	192 S&P 500 Index Futures	Long	$1,074,308

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

Year Ended October 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,222,261	$268,882,106	14,188,299	$284,289,685
Shares issued to shareholders in payment of distributions declared	409,799	7,747,759	372,258	7,610,990
Shares redeemed	(19,858,394)	(375,392,466)	(21,213,018)	(435,881,119)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,226,334)	$(98,762,601)	(6,652,461)	$(143,980,444)

Year Ended October 31	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	24,647,126	$442,683,372	10,990,773	$230,571,516
Shares issued to shareholders in payment of distributions declared	303,016	5,721,673	216,124	4,399,518
Shares redeemed	(20,170,944)	(371,595,388)	(14,452,023)	(301,626,281)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,779,198	$76,809,657	(3,245,126)	$(66,655,247)

Year Ended October 31	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,201,789	$22,954,235	1,516,165	$31,767,945
Shares issued to shareholders in payment of distributions declared	18,914	355,209	8,706	168,364
Shares redeemed	(1,230,819)	(22,994,810)	(1,827,851)	(37,362,259)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(10,116)	$314,634	(302,980)	$(5,425,950)

Year Ended October 31	2003[1]		2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	772,927	$16,299,651	--	--
Shares issued to shareholders in payment of distributions declared	107	2,168	--	--
Shares redeemed	(9,986)	(209,833)	--	--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	763,048	$16,091,986	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	305,796	$(5,546,324)	(10,200,567)	$(216,061,641)

1 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due to deferral of losses from wash sales.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Realized Gains (Losses)
$14,981	$(14,981)

Net investment income, net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended October 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary income*	$19,352,628	$ 18,569,796

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,725,805
Net unrealized appreciation/depreciation	$661,708,977
Capital loss carryforward	$133,623,295

The difference between book-basis and tax basis unrealized appreciation is attributable in part to the tax deferral of losses on wash sales.

At October 31, 2003, the cost of investments for federal tax purposes was $1,034,068,590. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $660,634,669. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $737,186,552 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,551,883.

At October 31, 2003, the Fund had a capital loss carryforward of $133,623,295 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$49,445,607
2009	$38,257,525
2010	$20,026,527
2011	$25,893,636

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Fund Asset Management L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.015% times 80% of the Fund's average daily net assets plus 0.150% times 20% of the Fund's average daily net assets. Prior to March 27, 2003, the sub-manager was Deutsche Asset Management, Inc.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $286,399 for the period.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares, Class C Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended October 31, 2003, FSC retained $21,788 of contingent deferred sales charges relating to redemptions of Class C shares. See "What Do Shares Cost?" in the Prospectus.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2003, were as follows:

Purchases	$357,635,427
Sales	$380,092,791

7. OTHER

The Fund's former sub-manager, Deutsche Asset Management, Inc. made a voluntary contribution to the Fund of $63,824 for losses on investments inadvertently purchased that did not meet the investment guidelines of the Fund.

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federat ed does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the fiscal year ended October 31, 2003.

For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003 (the "Tax Relief Act"). The Fund will designate the amount allowable under the Tax Relief Act as subject to such maximum tax rate. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Max-Cap Index Fund (one of the portfolios constituting Federated Index Trust) (the "Trust") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund of Federated Index Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four po rtfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation;
Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated
Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank;
Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E809

29454 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Index Trust

By          /S/ Richard J. Thomas, Principal Financial Officer___
                            (insert name and title)

Date        December 26, 2003_____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ ___J. Christopher Donahue, Principal Executive Officer______

Date        December 29, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer______

Date        December 26, 2003_______________________